Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Document period end date	Mar 31, 2013
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	302,843,085
Entity public float	$ 17,790,161,435
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1

Consolidated Statements of Income (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net revenue:
Dialysis Care Revenue	$ 2,741,935,000	$ 2,544,059,000
Valuation Allowances and Reserves, Adjustments	63,749,000	66,859,000
Net Dialysis care revenue	2,678,186,000	2,477,200,000
Dialysis Products Revenue	785,735,000	771,555,000
Net revenue	3,463,921,000	3,248,755,000
Costs of revenue:
Dialysis Care Cost of Revenue	1,984,224,000	1,831,126,000
Dialysis Products Cost of Revenue	370,179,000	348,120,000
Cost of revenues	2,354,403,000	2,179,246,000
Gross profit	1,109,518,000	1,069,509,000
Operating expenses:
Selling, general and administrative	591,714,000	552,832,000
Research and development	30,372,000	28,522,000
Income from equity method investees	(4,808,000)	(5,497,000)
Gain on the sale of dialysis clinics	1,073,000	9,314,000
Operating income	493,313,000	502,966,000
Other (income) expense:
Interest income	(10,589,000)	(20,306,000)
Interest expense	114,818,000	119,186,000
Investment gain	0	(126,685,000)
Income before income taxes	389,084,000	530,771,000
Income tax expense	129,001,000	137,077,000
Net Income	260,083,000	393,694,000
Less: Net income attributable to noncontrolling interests	34,584,000	23,196,000
Net Income attributable to the Company	225,499,000	370,498,000
Earning Per Share Diluted	$ 0.73	$ 1.21

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Consolidated Statements of Comprehensive Income
Net Income	$ 260,083	$ 393,694
(Loss) gain related to cash flow hedges	15,897	(4,283)
Actuarial gains (losses) on defined benefit pension plans	6,392	4,373
(Loss) gain related to foreign currency translation	(68,188)	120,796
Income tax (expense) benefit related to components of other comprehensive income	(6,682)	(18,981)
Other comprehensive income (loss), net of tax	(52,581)	101,905
Total comprehensive income	207,502	495,599
Comprehensive income attributable to Noncontrolling interests	32,602	24,037
Comprehensive income attributable to the Company	$ 174,900	$ 471,562

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 534,841	$ 688,040
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	3,017,258	3,019,424
Accounts receivable from related parties	156,989	137,809
Inventories	1,076,566	1,036,809
Prepaid expenses and other current assets	915,544	937,761
Deferred tax asset, current	296,683	307,613
Total current assets	5,997,881	6,127,456
Property, plant and equipment, net	2,911,039	2,940,603
Intangible assets	690,348	710,116
Goodwill	11,439,985	11,421,889
Deferred tax asset, non-current	134,368	133,753
Equity Method Investments	601,427	637,373
Other assets	364,615	354,808
Total assets	22,139,663	22,325,998
Current liabilities:
Accounts payable	483,779	622,294
Accounts payable to related parties	141,499	123,350
Accrued expenses and other current liabilities	1,748,920	1,787,471
Short-term borrowings and other financial liabilities	119,985	117,850
Short-term borrowings from related parties	7,211	3,973
Current portion of long-term debt and capital lease obligations	563,224	334,747
Income tax payable, current	204,184	150,003
Deferred tax liability, current	33,499	30,303
Total current liabilities	3,302,301	3,169,991
Total long-term debt less current maturities	7,304,310	7,785,740
Other liabilities	326,785	294,569
Pension liabilities	421,917	423,361
Income tax payable, non-current	199,505	201,642
Deferred tax liability, non-current	633,075	664,001
Long term debt from related parties	56,303	56,174
Total liabilities	12,244,196	12,595,478
Noncontrolling interests subject to put provisions	551,402	523,260
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,973,333 issued and outstanding	4,462	4,462
Common stock, no par value, 1.00 Euro nominal value, 385,396,450 shares authorized, 302,843,085 issued and outstanding	375,051	374,915
Additional paid-in capital	3,461,966	3,491,581
Retained earnings	5,789,160	5,563,661
Accumulated other comprehensive (loss)	(542,712)	(492,113)
Total Company shareholders' equity	9,087,927	8,942,506
Noncontrolling interests not subject to put provisions	256,138	264,754
Total equity	9,344,065	9,207,260
Total liabilities and equity	$ 22,139,663	$ 22,325,998

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 318,989	$ 328,893
Preferred stock authorized	7,066,522
Preferred stock issued	3,973,333
Preferred stock outstanding	3,973,333
Common stock authorized	385,396,450
Common stock issued	302,843,085
Common stock outstanding	302,843,085

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating Activities:
Net Income	$ 260,083	$ 393,694
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	156,353	143,374
Change in deferred taxes, net	(25,963)	27,838
(Gain) loss on sale of investments	(1,073)	(9,331)
(Gain) loss on sale of fixed assets	1,401	582
Stock Option Compensation Expense	6,220	6,546
Cash outflow from hedging		(15,578)
Investment gain	0	(126,685)
Dividend income from equity method investees	18,582	32,425
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(40,702)	(104,401)
Inventories, net	(56,173)	(28,852)
Prepaid expenses, other current and non-current assets	35,587	138,932
Accounts receivable, related parties	(24,934)	(16,359)
Accounts payable, related parties	23,459	(9,759)
Accounts payable, accrued expenses and other current and non-current liabilities	(99,671)	30,552
Income tax payable	62,249	18,199
Net cash provided by (used in) operating activities	315,418	481,177
Investing Activities:
Purchases of property, plant and equipment	(147,357)	(124,418)
Proceeds from sale of property, plant and equipment	1,327	1,849
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(72,214)	(1,702,802)
Proceeds from divestitures	1,036	176,721
Net cash (used in) provided by investing activities	(217,208)	(1,648,650)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	46,349	29,868
Repayments of short-term borrowings and other financial liabilities	(41,930)	(39,171)
Proceeds from short-term borrowings from related parties	4,226
Repayments of short-term borrowings from related parties	(1,606)	(13,894)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs and other hedging costs of $155,056 in 2012)	598	1,704,748
Repayments of long-term debt and capital lease obligations	(32,915)	(41,573)
Increase (decrease) of accounts receivable securitization program	(162,000)	(333,250)
Proceeds from exercise of stock options	4,635	4,354
Distributions to noncontrolling interests	(72,619)	(32,366)
Contributions from noncontrolling interests	8,795	5,350
Net cash (used in) provided by financing activities	(246,467)	1,284,066
Effect of exchange rate changes on cash and cash equivalents	(4,942)	6,339
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(153,199)	122,932
Cash and cash equivalents at beginning of period	688,040	457,292
Cash and cash equivalents at end of period	$ 534,841	$ 580,224

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2011	$ 8,061,017	$ 4,452	$ 371,649	$ 3,362,633	$ 4,648,585	$ (485,767)	$ 7,901,552	$ 159,465
Shares issued at Dec. 31, 2011		3,965,691	300,164,922
Proceeds from exercise of options and related tax effects	113,786	10	3,266	110,510			113,786
Shares from exercise of options and related tax effects		7,642	2,574,836
Compensation expense related to stock options	26,476			26,476			26,476
Dividends paid	271,733				271,733		271,733
Purchase (sale) of noncontrolling interests	59,787			(26,918)			(26,918)	86,705
Cash contributions from noncontrolling interests	26,428							26,428
Changes in fair value of noncontrolling interests	18,880			18,880			18,880
Comprehensive income (loss)
Net Income	1,232,259				1,186,809		1,186,809	45,450
Other comprehensive income (loss) - net	(6,784)					(6,346)	(6,346)	(438)
Total comprehensive income	1,225,475						1,180,463	45,012
Shareholders equity at Dec. 31, 2012	9,207,260	4,462	374,915	3,491,581	5,563,661	(492,113)	8,942,506	264,754
Shares issued at Dec. 31, 2012		3,973,333	302,739,758
Proceeds from exercise of options and related tax effects	4,543	0	136	4,407			4,543
Shares from exercise of options and related tax effects		0	103,327
Compensation expense related to stock options	6,220			6,220			6,220
Purchase (sale) of noncontrolling interests	(18,208)			(13,930)			(13,930)	(4,278)
Cash contributions from noncontrolling interests	13,545							13,545
Changes in fair value of noncontrolling interests	(26,312)			(26,312)			(26,312)
Comprehensive income (loss)
Net Income	236,186				225,499		225,499	10,687
Other comprehensive income (loss) - net	(52,079)					(50,599)	(50,599)	(1,480)
Total comprehensive income	184,107						174,900	9,207
Shareholders equity at Mar. 31, 2013	$ 9,344,065	$ 4,462	$ 375,051	$ 3,461,966	$ 5,789,160	$ (542,712)	$ 9,087,927	$ 256,138
Shares issued at Mar. 31, 2013		3,973,333	302,843,085

The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis care and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. Fresenius Medical Care Holdings, Inc. (“FMCH”), located in the United States and our largest subsidiary, also provides laboratory testing services, pharmacy services, vascular surgery services and inpatient dialysis services as well as other services under contract to hospitals.

In these unaudited consolidated financial statements, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. The term “North America Segment” refers to the North America operating segment. The term “International Segment” refers to the combined International and Asia-Pacific operating segments.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at March 31, 2013 and for the three months ended March 31, 2013 and 2012 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2012 Annual Report on Form 20-F. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements at and for the year ended December 31, 2012, contained in the Company's 2012 Annual Report on Form 20-F.

The results of operations for the three-months period ended March 31, 2013 are not necessarily indicative of the results of operations for the year ending December 31, 2013.

Acquisition of Liberty Dialysis Holdings	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Acquisition of Liberty Dialysis Holdings [Text Block]

2. Acquisition of Liberty Dialysis Holdings, Inc.

On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”). The Company accounted for this transaction as a business combination and finalized the acquisition accounting on February 28, 2013.

Total consideration for the Liberty Acquisition was $2,181,358, consisting of $1,696,659 cash, net of cash acquired and $484,699 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued at the time of the acquisition with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $201,915, is included as part of the non-cash consideration. The fair value was determined based on the discounted cash flow method, utilizing a discount rate of approximately 13%. In addition to the Company's investment, it also had a loan receivable from Renal Advantage Partners, LLC of $279,793, at a fair value of $282,784, which was retired as part of the transaction.

The following table summarizes the final fair values of assets acquired and liabilities assumed at the date of the acquisition. Any adjustments to acquisition accounting from December 31, 2012 until finalization, net of related income tax effects, were recorded with a corresponding adjustment to goodwill:

Assets held for sale	$164,068
Trade accounts receivable	149,219
Other current assets	17,458
Deferred tax assets	14,932
Property, plant and equipment	168,335
Intangible assets and other assets	84,556
Goodwill	2,003,465
Accounts payable, accrued expenses and other current liabilities	(105,403)
Income tax payable and deferred taxes	(33,597)
Short-term borrowings, other financial liabilities, long-term debt and capital lease obligations	(72,101)
Other liabilities	(39,923)
Noncontrolling interests (subject and not subject to put provisions)	(169,651)

Total acquisition cost	$2,181,358

Less non-cash contributions at fair value
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	$(484,699)
Net Cash paid	$1,696,659

The amortizable intangible assets acquired in this acquisition have weighted average useful lives of 6-8 years.

Goodwill in the amount of $2,003,465 was acquired as part of the Liberty Acquisition and was allocated to the North America Segment. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill arises principally due to the fair value placed on an estimated stream of future cash flows versus building a similar franchise. Of the goodwill recognized in this acquisition, approximately $436,000 is expected to be deductible for tax purposes and amortized over a 15 year period.

The noncontrolling interests acquired as part of the acquisition are stated at fair value based upon contractual multiples typically utilized by the Company for such arrangements as well as the Company's overall experience

The fair valuation of the Company's investment at the time of the Liberty Acquisition resulted in a preliminary non-taxable gain of $126,685 for the first three months of 2012. This gain was then finalized at December 31, 2012 in the amount of $139,600. The retirement of the loan receivable resulted in a benefit of $5,500 for the first three months of 2012. This benefit was finalized and recognized in interest income in the amount of $8,501 at December 31, 2012.

Divestitures

In connection with the Federal Trade Commission's consent order relating to the Liberty Acquisition, the Company agreed to divest a total of 62 renal dialysis centers. Of the 61 clinics sold to date, 24 were FMC-AG & Co. KGaA clinics which generated a gain of $33,455 that was included in the 2012 Consolidated Statements of Income.

Acquisition of Liberty Dialysis Holdings- Pro Forma	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Acquisition Of Liberty Dialysis Holding [TextBlock]

Pro Forma Financial Information

The following financial information, on a pro forma basis, reflects the consolidated results of operations as if the Liberty Acquisition and the divestitures described above had been consummated on January 1, 2011. The pro forma information includes adjustments primarily for elimination of the investment gain and the gain from the retirement of debt. The pro-forma financial information is not necessarily indicative of the results of operations as it would have been had the transactions been consummated on January 1, 2011.

For the three months ended March 31,
2012

Net revenue	$3,361,638
Net income attributable to shareholders of FMC-AG & Co. KGaA	263,307
Income per ordinary share
Basic	$0.87
Fully diluted	$0.86

Related Party Transactions	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

3. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA (“Fresenius SE”), a German partnership limited by shares, owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). Fresenius SE, the Company's largest shareholder, owns approximately 31.2% of the Company's voting shares at March 31, 2013.

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During the three-months ended March 31, 2013 and 2012, amounts charged by Fresenius SE to the Company under the terms of these agreements were $23,973 and $17,299, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $1,719 and $1,625 for services rendered to the Fresenius SE Companies during the first three months of 2013 and 2012 respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $6,569 and $6,348 during the three months ended March 31, 2013 and 2012, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was $4,511 and $3,035, respectively, for its management services during the three months ended March 31, 2013 and 2012.

b)       Products

For the first three months of 2013 and 2012, the Company sold products to the Fresenius SE Companies for $7,215 and $5,919, respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $10,364 and $11,835, respectively.

In addition to the purchases noted above, the Company currently purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. During the three-months ended March 31, 2013 and 2012, FMCH, a 100% owned subsidiary of the Company and its principal North American subsidiary, acquired approximately $4,560 and $4,269, respectively, of heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE's cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties.

At March 31, 2013, the Company had borrowings outstanding with Fresenius SE of €3,200 ($4,098) at an interest rate of 1.492%, due on April 30, 2013. At December 31, 2012, the Company provided a loan to Fresenius SE of €20,900 ($27,575 at December 31, 2012) at an interest rate of 1.484% which was due and paid on January 11, 2013.

On August 19, 2009, the Company borrowed €1,500 ($1,921 at March 31, 2013) from the General Partner at 1.335%. The loan repayment has been extended periodically and is currently due August 20, 2013 at an interest rate of 2.132%.

At March 31, 2013, the Company had a Chinese Yuan Renminbi (“CNY”) loan of 357,413 ($57,496 at March 31, 2013) outstanding with a subsidiary of Fresenius SE at an interest rate of 6.1% and a maturity date of May 23, 2014.

d) Other

The Company, at March 31, 2013, had a receivable from Fresenius SE in the amount of €4,770 ($6,108) resulting from being a party to a German trade tax group agreement with Fresenius SE for the fiscal years 1997-2001.

Inventories	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Inventories

4. Inventories

At March 31, 2013 and December 31, 2012, inventories consisted of the following:

	March 31, 2013	December 31, 2012
Finished goods	$653,894	$627,338
Raw materials and purchased components	176,939	171,373
Health care supplies	160,799	154,840
Work in process	84,934	83,258
Inventories	$1,076,566	$1,036,809

Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

5. Short-Term Borrowings and Short-Term Borrowings from Related Parties

At March 31, 2013 and December 31, 2012, short-term borrowings and short-term borrowings from related parties consisted of the following:

	March 31, 2013	December 31, 2012
Borrowings under lines of credit	$119,985	$117,850
Short-term borrowings from related parties (see Note 3.c.)	7,211	3,973
Short-term borrowings and Short-term borrowings from related parties	$127,196	$121,823

Long-term Debt and Capital Lease Obligations	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

6. Long-Term Debt and Capital Lease Obligations and Long-Term Debt from Related Parties

At March 31, 2013 and December 31, 2012, long-term debt and capital lease obligations and long-term debt from related parties consisted of the following:

	March 31, 2013	December 31, 2012

2012 Credit Agreement	$2,631,038	$2,659,340
Senior Notes	4,694,106	4,743,442
Euro Notes	50,420	51,951
European Investment Bank Agreements	318,888	324,334
Accounts receivable facility	-	162,000
Capital lease obligations	14,326	15,618
Other	158,756	163,802
Long-term debt and capital lease obligations	7,867,534	8,120,487
Less current maturities	(563,224)	(334,747)
Long-term debt and capital lease obligations, less current portion	7,304,310	7,785,740
Long-term debt from related parties	56,303	56,174
Long-term debt and capital lease obligations and long-term debt from related parties	$7,360,613	$7,841,914

2012 Credit Agreement

The following table shows the available and outstanding amounts under the 2012 Credit Agreement at March 31, 2013 and at December 31, 2012:

	Maximum Amount Available March 31, 2013		Balance Outstanding March 31, 2013

Revolving Credit USD	$600,000	$600,000	$31,038	$31,038
Revolving Credit EUR	€500,000	$640,250	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,840,250		$2,631,038

	Maximum Amount Available December 31, 2012		Balance Outstanding December 31, 2012

Revolving Credit USD	$600,000	$600,000	$59,340	$59,340
Revolving Credit EUR	€500,000	$659,700	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,859,700		$2,659,340

In addition, at March 31, 2013 and December 31, 2012, the Company had letters of credit outstanding in the amount of $15,865 and $77,188 under the revolving credit facility, which are not included above as part of the balance outstanding, but reduce the available borrowings under the revolving credit facility.

Accounts Receivable Facility Letters of Credit

The Company also had letters of credit outstanding under the accounts receivable facility beginning in March 2013 of $60,822. These letters of credit are not included above as part of the balance outstanding at March 31, 2013; however, they reduce available borrowings under the accounts receivable facility.

Earnings Per Share	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

8. Earnings Per Ordinary Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per ordinary share computations for the three-months ended March 31, 2013 and 2012:

	For the three months ended March 31,

	2013	2012
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$225,499	$370,498
less:
Dividend preference on Preference shares	26	26
Income available to all classes of shares	$225,473	$370,472

Denominators:
Weighted average number of:
Ordinary shares outstanding	302,773,218	300,205,126
Preference shares outstanding	3,973,333	3,966,001
Total weighted average shares outstanding	306,746,551	304,171,127
Potentially dilutive Ordinary shares	1,131,149	2,423,102
Potentially dilutive Preference shares	13,681	19,063
Total weighted average Ordinary shares outstanding assuming dilution	303,904,367	302,628,228
Total weighted average Preference shares outstanding assuming dilution	3,987,014	3,985,064

Basic income per Ordinary share	$0.74	$1.22
Fully diluted income per Ordinary share	$0.73	$1.21

Employee Benefit Plans	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

9. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three-months ended March 31, 2013 and 2012.

	Three months ended March 31,

	2013	2012
Components of net periodic benefit cost:
Service cost	$3,851	$2,692
Interest cost	6,760	6,492
Expected return on plan assets	(3,400)	(3,825)
Amortization of unrealized losses	6,392	4,373
Net periodic benefit costs	$13,603	$9,732

Noncontrolling Interests Subject to Put Provisions	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

10. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

At March 31, 2013 and December 31, 2012, the Company's potential obligations under these put options were $551,402 and $523,260, respectively, of which, at March 31, 2013, $227,699 were exercisable. No put options were exercised during the first three months of 2013.

Following is a roll forward of noncontrolling interests subject to put provisions for the three months ended March 31, 2013 and the year ended December 31, 2012:

	March 31, 2013	December 31, 2012

Beginning balance as of January 1,	$523,260	$410,491
Contributions to noncontrolling interests	(28,287)	(114,536)
Purchase/ sale of noncontrolling interests	4,797	134,643
Contributions from noncontrolling interests	1,925	16,565
Changes in fair value of noncontrolling interests	26,312	(18,880)
Net income	23,897	94,718
Other comprehensive income (loss)	(502)	259
Ending balance as of March 31, 2013 and December 31, 2012	$551,402	$523,260

Patient Service Revenue	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Patient Service Revenue Text Block 1 [Text Block]

11. Sources of Revenue

Below is a table showing the sources of our U.S. patient service revenue (net of contractual allowance and discounts but before patient service bad debt provision), included in the Company's dialysis care revenue, for the three months ended March 31, 2013 and 2012. Outside of the U.S., the Company does not recognize patient service revenue at the time the services are rendered without assessing the patient's ability to pay. Accordingly, the additional disclosure requirements introduced with ASU 2011-07 only apply to the U.S. patient service revenue.

	For the three months ended March 31,
	2013	2012

Medicare ESRD program	$1,055,056	$923,625
Private/alternative payors	914,397	857,306
Medicaid and other government sources	91,026	103,570
Hospitals	106,931	99,742
Total patient service revenue	$2,167,410	$1,984,243

Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

Legal and Regulatory Matters

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. Legal matters that the Company currently deems to be material are described below. For the matters described below in which the Company believes a loss is both reasonably possible and estimable, an estimate of the loss or range of loss exposure is provided. For the other matters described below, the Company believes that the loss probability is remote and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to predict accurately and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

The Company was originally formed as a result of a series of transactions it completed pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996, by and between W.R. Grace & Co. and Fresenius SE (the "Merger"). At the time of the Merger, a W.R. Grace & Co. subsidiary known as W.R. Grace & Co.-Conn. had, and continues to have, significant liabilities arising out of product-liability related litigation (including asbestos-related actions), pre-Merger tax claims and other claims unrelated to National Medical Care, Inc. (“NMC”), which was W.R. Grace & Co.'s dialysis business prior to the Merger. In connection with the Merger, W.R. Grace & Co.-Conn. agreed to indemnify the Company, FMCH, and NMC against all liabilities of W.R. Grace & Co., whether relating to events occurring before or after the Merger, other than liabilities arising from or relating to NMC's operations. W.R. Grace & Co. and certain of its subsidiaries filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code (the “Grace Chapter 11 Proceedings”) on April 2, 2001.

Prior to and after the commencement of the Grace Chapter 11 Proceedings, class action complaints were filed against W.R. Grace & Co. and FMCH by plaintiffs claiming to be creditors of W.R. Grace & Co.-Conn., and by the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate in the Grace Chapter 11 Proceedings, alleging, among other things that the Merger was a fraudulent conveyance, violated the uniform fraudulent transfer act and constituted a conspiracy. All such cases have been stayed and transferred to or are pending before the U.S. District Court as part of the Grace Chapter 11 Proceedings.

In 2003, the Company reached agreement with the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate and W.R. Grace & Co. in the matters pending in the Grace Chapter 11 Proceedings for the settlement of all fraudulent conveyance and tax claims against it and other claims related to the Company that arise out of the bankruptcy of W.R. Grace & Co. Under the terms of the settlement agreement as amended (the “Settlement Agreement”), fraudulent conveyance and other claims raised on behalf of asbestos claimants will be dismissed with prejudice and the Company will receive protection against existing and potential future W.R. Grace & Co. related claims, including fraudulent conveyance and asbestos claims, and indemnification against income tax claims related to the non-NMC members of the W.R. Grace & Co. consolidated tax group upon confirmation of a W.R. Grace & Co. bankruptcy reorganization plan that contains such provisions. Under the Settlement Agreement, the Company will pay a total of $115,000 without interest, which has previously been accrued and is included on the Company's Consolidated Balance Sheets, to the W.R. Grace & Co. bankruptcy estate, or as otherwise directed by the Court, upon plan confirmation. No admission of liability has been or will be made. While the Company believes this accrual reasonably estimates its currently anticipated costs related to the continued defense and resolution of this matter, no assurances can be given that its actual costs incurred will not exceed the amount of this accrual. The Settlement Agreement has been approved by the U.S. District Court. In January and February 2011, the U.S. Bankruptcy Court entered orders confirming the plan of reorganization and the confirmation orders were affirmed by the U.S. District Court on January 31, 2012. Multiple parties have appealed to the Third Circuit Court of Appeals and the plan of reorganization will not be implemented until the appeals are finally resolved.

Subsequent to the Merger, W.R. Grace & Co. was involved in a multi-step transaction involving Sealed Air Corporation (“Sealed Air,” formerly known as Grace Holding, Inc.). The Company is engaged in litigation with Sealed Air to confirm its entitlement to indemnification from Sealed Air for all losses and expenses incurred by the Company relating to pre-Merger tax liabilities and Merger-related claims. Under the Settlement Agreement, upon final confirmation of a plan of reorganization that satisfies the conditions of the Company's payment obligation, this litigation will be dismissed with prejudice.

On April 4, 2003, FMCH filed a suit in the U. S. District Court for the Northern District of California, styled Fresenius USA, Inc., et al., v. Baxter International Inc., et al., Case No. C 03-1431, seeking a declaratory judgment that FMCH does not infringe patents held by Baxter International Inc. and its subsidiaries and affiliates (“Baxter”), that the patents are invalid, and that Baxter is without right or authority to threaten or maintain suit against FMCH for alleged infringement of Baxter's patents. In general, the asserted patents concern the use of touch screen interfaces for hemodialysis machines. Baxter filed counterclaims against FMCH seeking more than $140,000 in monetary damages and injunctive relief, and alleging that FMCH willfully infringed on Baxter's patents. On July 17, 2006, the court entered judgment on a jury verdict in favor of FMCH finding all asserted claims of Baxter patents invalid as obvious and/or anticipated in light of prior art.

On February 13, 2007, the court granted Baxter's motion to set aside the jury's verdict in favor of FMCH and reinstated the patents and entered judgment of infringement. Following a trial on damages, the court entered judgment on November 6, 2007 in favor of Baxter on a jury award of $14,300. On April 4, 2008, the court denied Baxter's motion for a new trial, established a royalty payable to Baxter of 10% of the sales price for continuing sales of FMCH's 2008K hemodialysis machines and 7% of the sales price of related disposables, parts and service beginning November 7, 2007, and enjoined sales of the touchscreen-equipped 2008K machine effective January 1, 2009. The Company appealed the court's rulings to the United States Court of Appeals for the Federal Circuit (“Federal Circuit”). On September 10, 2009, the Federal Circuit reversed the district court's decision and determined that the asserted claims in two of the three patents at issue are invalid. As to the third patent, the Federal Circuit affirmed the district court's decision; however, the Court also vacated the injunction and award of damages. These issues were remanded to the District Court for reconsideration in light of the invalidity ruling on most of the claims. As a result, FMCH is no longer required to fund the court-approved escrow account set up to hold the royalty payments ordered by the district court. Funds of $70,000 were contributed to the escrow fund. Upon remand, the district court reduced the post verdict damages award to $10,000 and $61,000 of the escrowed funds was returned to FMCH. In the parallel reexamination of the last surviving patent, the U.S. Patent and Trademark Office (“USPTO”) and the Board of Patent Appeals and Interferences ruled that the remaining Baxter patent is invalid. On May 17, 2012 the Federal Circuit affirmed the USPTO's ruling and invalidated the final remaining Baxter patent. The Federal Circuit issued a mandate to the USPTO to cancel the claims of the last remaining asserted Baxter HD patent. Baxter appealed to the Federal Circuit claiming that approximately $20,000 of damages awarded to it by the District Court before the Federal Circuit affirmed the USPTO ruling constitutes a final judgment that may be collected.

On August 27, 2012, Baxter filed suit in the U.S. District Court for the Northern District of Illinois, styled Baxter International Inc., et al., v. Fresenius Medical Care Holdings, Inc., Case No. 12-cv-06890, alleging that the Company's LibertyTM cycler infringes certain U.S. patents that were issued to Baxter between October 2010 and June 2012. The Company believes it has valid defenses to these claims, and will defend this litigation vigorously.

On April 5, 2013, the U.S. Judicial Panel on Multidistrict Litigation ordered that lawsuits filed in various federal courts alleging wrongful death and personal injury claims against FMCH and certain of its affiliates relating to FMCH's dialysate concentrate products NaturaLyte® and Granuflo® be transferred and consolidated for pretrial management purposes into a consolidated multidistrict litigation in the United States District Court for the District of Massachusetts, styled In Re: Fresenius Granuflo/Naturalyte Dialysate Products Liability Litigation, Case No. 2013-md-02428. These lawsuits allege generally that inadequate labeling and warnings for these products caused harm to patients. In addition, similar cases have been filed in other courts that will not be formally consolidated with the federal multidistrict litigation. FMCH believes that these lawsuits are without merit, and will defend them vigorously.

Other Litigation and Potential Exposures

Renal Care Group, Inc. (“RCG”), which the Company acquired in 2006, is named as a nominal defendant in a complaint originally filed September 13, 2006 in the Chancery Court for the State of Tennessee Twentieth Judicial District at Nashville styled Indiana State District Council of Laborers and Hod Carriers Pension Fund v. Gary Brukardt et al. Following the trial court's dismissal of the complaint, plaintiff's appeal in part, and reversal in part by the appellate court, the cause of action purports to be a class action on behalf of former shareholders of RCG and seeks monetary damages only against the individual former directors of RCG. The individual defendants, however, may have had claims for indemnification and reimbursement of expenses against the Company. On January 11, 2013, the period for objection to a settlement agreed to by plaintiff expired. The settlement calls for dismissal of the complaint with prejudice against the plaintiff and all other class members in exchange for a payment that is not material to the Company. The settlement has been funded and distribution is being overseen by the Nashville Chancery Court.

On February 15, 2011, a qui tam relator's complaint under the False Claims Act against FMCH was unsealed by order of the United States District Court for the District of Massachusetts and served by the relator. The United States has not intervened in the case United States ex rel. Chris Drennen v. Fresenius Medical Care Holdings, Inc., 2009 Civ. 10179 (D. Mass.). The relator's complaint, which was first filed under seal in February 2009, alleges that the Company seeks and receives reimbursement from government payors for serum ferritin and hepatitis B laboratory tests that are medically unnecessary or not properly ordered by a physician. On March 6, 2011, the United States Attorney for the District of Massachusetts issued a Civil Investigative Demand seeking the production of documents related to the same laboratory tests that are the subject of the relator's complaint. FMCH has cooperated fully in responding to the Civil Investigative Demand, and will vigorously contest the relator's complaint.

On June 29, 2011, FMCH received a subpoena from the United States Attorney for the Eastern District of New York (“E.D.N.Y.”). On December 6, 2011, a single Company facility in New York received a subpoena from the Office of the Inspector General of the Department of Health and Human Services that was substantially similar to the one issued by the U.S. Attorney for the E.D.N.Y. These subpoenas are part of a criminal and civil investigation into relationships between retail pharmacies and outpatient dialysis facilities in the State of New York and into the reimbursement under government payor programs in New York for medications provided to patients with ESRD. Among the issues encompassed by the investigation is whether retail pharmacies may have provided or received compensation from the New York Medicaid program for pharmaceutical products that should be provided by the dialysis facilities in exchange for the New York Medicaid payment to the dialysis facilities. The Company has cooperated in the investigation.

Civil investigative demands were issued under the supervision of the United States Attorneys for Rhode Island and Connecticut to American Access Care LLC (AAC) and certain affiliated entities prior to the Company's acquisition of AAC in October 2011. In March 2012, a third subpoena was issued under the supervision of the United States Attorney for the Southern District of Florida (Miami). The subpoenas cover a wide range of documents and activities of AAC, but appear to focus on coding and billing practices and procedures. The Company has assumed responsibility for responding to the subpoenas and is cooperating fully with the United States Attorneys.

The Company has received communications alleging certain conduct in certain countries outside the U.S. and Germany that may violate the U.S. Foreign Corrupt Practices Act (“FCPA”) or other anti-bribery laws.   In response to the allegations, the Audit and Corporate Governance Committee of the Company's Supervisory Board is conducting an internal review with the assistance of independent counsel retained for such purpose.  The Company voluntarily advised the U.S. Securities and Exchange Commission and the U.S. Department of Justice that allegations have been made and of the Company's internal review. The Company's independent counsel, in conjunction with the Company's Compliance department, have reviewed the Company's anti-corruption compliance program, including internal controls related to compliance with international anti-bribery laws, and appropriate enhancements are being implemented. The Company is fully committed to FCPA compliance. It cannot predict the final outcome of its review.

In December 2012 and January 2013, FMCH received subpoenas from the United States Attorneys for the District of Massachusetts and the Western District of Louisiana requesting production of a range of documents relating to products manufactured by FMCH, including the Granuflo® and Naturalyte® dialysate concentrate products. FMCH intends to cooperate fully in these matters.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved its right to pursue claims in the United States Courts for refunds of all other disallowed deductions, which totaled approximately $126,000. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v. United States. On August 15, 2012, a jury entered a verdict for FMCH granting additional deductions of $95,000. The District Court has denied post trial motions by the IRS to set aside the verdict and the IRS has affirmed that a final District Court judgment in the amount of approximately $50,000 should be entered in favor of FMCH to reflect the cash value of the additional tax deductions granted in the verdict. The IRS will have rights of appeal when the final judgment is entered.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other healthcare providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the marketing and distribution of such products, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. With respect to its development, manufacture, marketing and distribution of medical products, if such compliance is not maintained, the Company could be subject to significant adverse regulatory actions by the FDA and comparable regulatory authorities outside the U.S. These regulatory actions could include warning letters or other enforcement notices from the FDA and/or comparable foreign regulatory authority, which may require the Company to expend significant time and resources in order to implement appropriate corrective actions. If warning letters or other enforcement notices are not addressed by the Company to the satisfaction of the FDA and/or comparable regulatory authorities outside the U.S., these regulatory authorities could take additional actions, including product recalls, injunctions against the distribution of products or operation of manufacturing plants, civil penalties, seizures of the Company's products, and/or criminal prosecution. The Company must also comply with the laws of the United States, including the federal Anti-Kickback Statute, the federal False Claims Act, the federal Stark Law and the federal Foreign Corrupt Practices Act as well as other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states. In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence “qui tam” or “whistle blower” actions. In May 2009, the scope of the False Claims Act was expanded and additional protections for whistle blowers and procedural provisions to aid whistle blowers' ability to proceed in a False Claims Act case were added. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, investigative demands, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of “whistle blower” actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States and other parts of the world. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company's policies or violate applicable law. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law, the False Claims Act and the Foreign Corrupt Practices Act, among other laws and comparable laws of other countries.

Physicians, hospitals and other participants in the healthcare industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

Financial Instruments	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

13. Financial Instruments

As a global supplier of dialysis services and products in more than 120 countries throughout the world, the Company is faced with a concentration of credit risks due to the nature of the reimbursement systems which are often provided by the governments of the countries in which the Company operates. Changes in reimbursement rates or the scope of coverage could have a material adverse effect on the Company's business, financial condition and results of operations and thus on its capacity to generate cash flow.

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company's non-derivative financial instruments at March 31, 2013, and December 31, 2012.

		March 31,		December 31,
		2013		2012
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	1	$534,841	534,841	$688,040	688,040
Accounts Receivable	2	3,174,247	3,174,247	3,157,233	3,157,233

Liabilities
Accounts payable	2	625,278	625,278	745,644	745,644
Short-term borrowings	2	127,196	127,196	121,823	121,823
Long term debt, excluding 2012 Credit Agreement, Euro Notes and Senior Notes	2	548,273	548,273	721,928	721,928
2012 Credit Agreement	2	2,631,038	2,626,228	2,659,340	2,652,840
Senior Notes	2	4,694,106	5,281,712	4,743,442	5,296,325
Euro Notes	2	50,420	52,267	51,951	54,574
Noncontrolling interests subject to put provisions	3	551,402	551,402	523,260	523,260

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, in the captions shown in Note 6.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The fair values of major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

The valuation of noncontrolling interests subject to put provisions is determined using significant unobservable inputs. See Note 10 for a discussion of the Company's methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

Currently, there is no indication that a decrease in the value of the Company's financing receivables is probable. Therefore, the allowances on credit losses of financing receivables are immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in foreign exchange rates and interest rates. In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

To reduce the credit risk arising from derivatives the Company concluded Master Netting Agreements with banks. Through such agreements, positive and negative fair values of the derivative contracts could be offset against one another if a partner becomes insolvent. This offsetting is valid for transactions where the aggregate amount of obligations owed to and receivable from are not equal. If insolvency occurs, the party which owes the larger amount is obliged to pay the other party the difference between the amounts owed in the form of one net payment.

The Company elects not to offset the fair values of derivative financial instruments subject to master netting agreements in the statement of financial position.

At March 31, 2013 and December 31, 2012, the Company had $38,161 and $32,044 of derivative financial assets subject to netting arrangements and $21,779 and $19,193 of derivative financial liabilities subject to netting arrangements. Offsetting these derivative financial instruments would have resulted in net assets of $28,868 and $20,773 as well as net liabilities of $12,486 and $7,922 at March 31, 2013 and December 31, 2012, respectively.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. At March 31, 2013 the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in accumulated other comprehensive income (loss) (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or as an adjustment of interest income/expense for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled $394,190 and $611,488 at March 31, 2013 and December 31, 2012, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currencies that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled $1,210,841 and $1,574,667 at March 31, 2013 and December 31, 2012, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate. The euro-denominated interest rate swaps expire in 2016 and have an interest rate of 1.73%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

At March 31, 2013 and December 31, 2012, the notional amount of the euro-denominated interest rate swaps in place was €100,000 and €100,000 ($128,050 and $131,940 at March 31, 2013 and December 31, 2012, respectively).

Derivative Financial Instruments Valuation

The following table shows the carrying amounts of the Company's derivatives at March 31, 2013 and December 31, 2012.

	March 31, 2013		December 31, 2012

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	6,180	(6,251)	7,839	(7,510)
Non-current
Foreign exchange contracts	71	-	942	(187)
Interest rate contracts	-	(5,244)	-	(6,221)
Total	$6,251	$(11,495)	$8,781	$(13,918)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	37,150	(11,956)	23,396	(19,068)

Non-current
Foreign exchange contracts	567	(1,529)	132	(292)
Total	$37,717	$(13,485)	$23,528	$(19,360)

(1) At March 31, 2013 and December 31, 2012, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract at the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract at the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the three months ended March 31,				(Effective Portion) for the three months ended March 31,
	2013	2012	(Effective Portion)	2013	2012

Interest rate contracts	$6,470	$(15,797)	Interest income/expense	$6,365	$4,898
Foreign exchange contracts	3,991	8,865	Costs of Revenue	(1,345)	(2,990)
Foreign exchange contracts			Interest income/expense	416	741

	$10,461	$(6,932)		$5,436	$2,649

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the three months ended March 31,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2013	2012

Foreign exchange contracts	Selling, general and administrative expense	$(21,808)	$13,759

Foreign exchange contracts	Interest income/expense	1,966	5,229

		$(19,842)	$18,988

For foreign exchange derivatives, the Company expects to recognize $4,109 of losses deferred in AOCI at March 31, 2013, in earnings during the next twelve months.

The Company expects to incur additional interest expense of $20,276 over the next twelve months which is currently deferred in AOCI. At March 31, 2013, this amount reflects the projected amortization of the settlement amount of the terminated swaps and the current fair value of the additional interest payments resulting from the remaining interest rate swap maturing in 2016.

At March 31, 2013, the Company had foreign exchange derivatives with maturities of up to 32 months and interest rate swaps with maturities of up to 43 months.

Other Comprehensive Income	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income

14. Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) by component for the three months ended March 31, 2013 and 2012 are as follows:

	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income (loss) before reclassifications	(24,536)	-	119,955	95,419	841	96,260
Amounts reclassified from accumulated other comprehensive income (loss) (1)	2,986	2,659	-	5,645	-	5,645
Other comprehensive income (loss) after reclassifications	(21,550)	2,659	119,955	101,064	841	101,905
Balance at March 31, 2012	$(157,771)	$(108,556)	$(118,376)	$(384,703)	$3,889	$(380,814)

Balance at December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)
Other comprehensive income (loss) before reclassifications	8,031	-	(66,206)	(58,175)	(1,982)	(60,157)
Amounts reclassified from accumulated other comprehensive income (loss) (1)	3,639	3,937	-	7,576	-	7,576
Other comprehensive income (loss) after reclassifications	11,670	3,937	(66,206)	(50,599)	(1,982)	(52,581)
Balance at March 31, 2013	$(126,671)	$(175,486)	$(240,555)	$(542,712)	$887	$(541,825)

(1) See separate table below for details about these reclassifications.

Reclassifications out of accumulated other comprehensive income (loss) for the three months ended March 31, 2013 and 2012 are as follows:

Details about Accumulated Other Comprehensive Income (Loss) ("AOCI") Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	For the three months ended March 31,
	2013	2012
(Gain) Loss related to cash flow hedges
Interest rate contracts	$6,365	$4,898	Interest income/expense
Foreign exchange contracts	(1,345)	(2,990)	Costs of Revenue
Foreign exchange contracts	416	741	Interest income/expense
	5,436	2,649	Total before tax
	(1,797)	337	Tax expense or benefit
	$3,639	$2,986	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) /loss	6,392	4,373	(1)
	6,392	4,373	Total before tax
	(2,455)	(1,714)	Tax expense or benefit
	$3,937	$2,659	Net of tax
Total reclassifications for the period	$7,576	$5,645	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 8 for additional details).

Business Segment Information	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

15. Business Segment and Corporate Information

The Company has identified three operating segments, the North America Segment, the International operating segment, and the Asia Pacific operating segment, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. The Company has aggregated the International and Asia Pacific operating segments as the “International Segment.” The segments are aggregated due to their similar economic characteristics. These characteristics include same services provided and same products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments. The General Partner's management board member responsible for the profitability and cash flow of each segment's various businesses supervises the management of each operating segment. The accounting policies of the segments are the same as those the Company applies in preparing the consolidated financial statements under accounting principles generally accepted in the U.S. (“U.S. GAAP”).

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. The Company does not include the investment gain resulting from the 2012 Liberty Acquisition nor income taxes as it believes these items to be outside the segments' control. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement are centrally managed in Corporate by Global Manufacturing Operations. These corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as “Corporate”.

Information pertaining to the Company's segments and its Corporate activities for the three-months periods ended March 31, 2013 and 2012 is set forth below.

	North America	International	Segment Total	Corporate	Total
Three months ended March 31, 2013

Net revenue external customers	$2,287,250	$1,168,652	$3,455,902	$8,019	$3,463,921
Inter - segment revenue	1,075	-	1,075	(1,075)	-
Revenue	2,288,325	1,168,652	3,456,977	6,944	3,463,921
Depreciation and amortization	(80,160)	(45,253)	(125,413)	(30,940)	(156,353)
Operating income	368,853	183,807	552,660	(59,347)	493,313
Income (loss) from equity method investees	4,289	915	5,204	(396)	4,808
Segment assets	14,044,466	5,896,442	19,940,908	2,198,755	22,139,663
thereof investments in equity method investees	239,689	361,738	601,427	-	601,427
Capital expenditures, acquisitions and investments (1)	112,332	82,702	195,034	24,537	219,571

Three months ended March 31, 2012

Net revenue external customers	$2,104,584	$1,136,090	$3,240,674	$8,081	$3,248,755
Inter - segment revenue	3,452	-	3,452	(3,452)	-
Revenue	2,108,036	1,136,090	3,244,126	4,629	3,248,755
Depreciation and amortization	(72,016)	(42,927)	(114,943)	(28,431)	(143,374)
Operating income	347,833	194,912	542,745	(39,779)	502,966
Income (loss) from equity method investees	2,982	67	3,049	2,448	5,497
Segment assets	13,974,231	5,889,591	19,863,822	2,124,166	21,987,988
thereof investments in equity method investees	254,408	381,567	635,975	1,780	637,755
Capital expenditures, acquisitions and investments (2)	1,760,581	38,886	1,799,467	27,753	1,827,220

(1) International acquisitions exclude $3,690 of non-cash acquisitions for 2013.
(2) North America acquisitions exclude $468,793 of non-cash acquisitions and International acquisitions exclude $652 of non-cash acquisitions for 2012.

Supplementary Cash Flow Information	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

16. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Three months ended March 31,
	2013	2012
Supplementary cash flow information:
Cash paid for interest	$165,596	$124,210
Cash paid for income taxes (1)	$59,708	$12,875
Cash inflow for income taxes from stock option exercises	$522	$583

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(69,485)	$(2,345,375)
Liabilities assumed	3,334	299,947
Noncontrolling interest subject to put provisions	6,294	53,900
Noncontrolling interest	4,527	130,000
Obligations assumed in connection with acquisition	3,690	652
Cash paid	(51,640)	(1,860,876)
Less cash acquired	2,530	159,277
Net cash paid for acquisitions	(49,110)	(1,701,599)
Cash paid for investments	(22,185)	-
Cash paid for intangible assets	(919)	(1,203)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(72,214)	$(1,702,802)

(1) Net of tax refund.

Supplemental Condensed Combining Information	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

17. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”) acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes and the related indenture. The 6⅞% senior notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by D-GmbH and FMCH (“the Guarantor Subsidiaries”). The 6⅞% Senior Notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. The financial statements in this report present the financial condition, results of operations and cash flows of the Company, on a consolidated basis at March 31, 2013 and December 31, 2012 and for the three-months periods ended March 31, 2013 and 2012. The following combining financial information for the Company is at March 31, 2013 and December 31, 2012 and for the three-months periods ended March 31, 2013 and 2012, segregated between FMC US Finance as issuer, the Company, the Guarantor Subsidiaries, and the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantor Subsidiaries carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the three months ended March 31, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$495,497	$-	$3,758,626	$(790,202)	$3,463,921
Cost of revenue	-	-	335,779	-	2,796,879	(778,255)	2,354,403
Gross profit	-	-	159,718	-	961,747	(11,947)	1,109,518
Operating expenses (income):
Selling, general and administrative (1)	-	6,423	49,086	(7,180)	511,647	25,857	585,833
Research and development	-	-	17,969	-	12,572	(169)	30,372
Operating (loss) income	-	(6,423)	92,663	7,180	437,528	(37,635)	493,313
Other (income) expense:
Interest, net	(1,697)	46,193	2,251	40,298	17,184	-	104,229
Other, net	-	(263,397)	96,047	(181,689)	-	349,039	-
Income (loss) before income taxes	1,697	210,781	(5,635)	148,571	420,344	(386,674)	389,084
Income tax expense (benefit)	616	(14,718)	6,076	(13,065)	116,077	34,015	129,001
Net Income (loss)	1,081	225,499	(11,711)	161,636	304,267	(420,689)	260,083
Net Income attributable to noncontrolling interests	-	-	-	-	-	34,584	34,584
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,081	$225,499	$(11,711)	$161,636	$304,267	$(455,273)	$225,499

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the three months ended March 31, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,081	$225,499	$(11,711)	$161,636	$304,267	$(420,689)	$260,083
Gain (loss) related to cash flow hedges	-	12,864	-	-	3,033	-	15,897
Actuarial gain (loss) on defined benefit pension plans	-	32	637	5,668	55	-	6,392
Gain (loss) related to foreign currency translation	-	67,232	(22,010)	-	(115,706)	2,296	(68,188)
Income tax (expense) benefit related to components of other comprehensive income	-	(3,707)	(186)	(2,236)	(553)	-	(6,682)
Other comprehensive income (loss), net of tax	-	76,421	(21,559)	3,432	(113,171)	2,296	(52,581)
Total comprehensive income	$1,081	$301,920	$(33,270)	$165,068	$191,096	$(418,393)	$207,502
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	32,602	32,602
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,081	$301,920	$(33,270)	$165,068	$191,096	$(450,995)	$174,900

	At March 31, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$611	$57	$-	$533,251	$922	$534,841
Trade accounts receivable, less allowance for doubtful accounts	-	-	180,945	-	2,836,244	69	3,017,258
Accounts receivable from related parties	1,251,999	2,283,328	1,532,617	1,661,816	3,811,898	(10,384,669)	156,989
Inventories	-	-	275,156	-	934,432	(133,022)	1,076,566
Prepaid expenses and other current assets	-	87,752	36,467	117	790,996	212	915,544
Deferred taxes	-	-	-	-	295,600	1,083	296,683
Total current assets	1,251,999	2,371,691	2,025,242	1,661,933	9,202,421	(10,515,405)	5,997,881

Property, plant and equipment, net	-	547	201,073	-	2,827,545	(118,126)	2,911,039
Intangible assets	-	784	66,860	-	622,755	(51)	690,348
Goodwill	-	-	53,231	-	11,386,754	-	11,439,985
Deferred taxes	-	61,770	9,380	-	125,182	(61,964)	134,368
Other assets and notes receivables (1)	-	11,942,446	28,519	11,853,232	(4,651,982)	(18,206,173)	966,042
Total assets	$1,251,999	$14,377,238	$2,384,305	$13,515,165	$19,512,675	$(28,901,719)	$22,139,663

Current liabilities:
Accounts payable	$-	$3,186	$29,491	$-	$451,102	$-	$483,779
Accounts payable to related parties	-	1,524,365	626,906	1,567,623	6,870,126	(10,447,521)	141,499
Accrued expenses and other current liabilities	11,833	20,263	122,915	2,236	1,581,726	9,947	1,748,920
Short-term borrowings	-	37	-	-	119,948	-	119,985
Short-term borrowings from related parties	-	-	-	-	7,211	-	7,211
Current portion of long-term debt and capital lease obligations	-	383,856	-	150,000	29,368	-	563,224
Income tax payable	-	99,739	-	-	90,563	13,882	204,184
Deferred taxes	-	1,883	10,135	-	62,910	(41,429)	33,499
Total current liabilities	11,833	2,033,329	789,447	1,719,859	9,212,954	(10,465,121)	3,302,301

Long term debt and capital lease obligations, less current portion	1,171,164	96,827	-	2,481,038	6,716,236	(3,160,955)	7,304,310
Long term borrowings from related parties	-	3,118,158	642,517	1,972,428	63,997	(5,740,797)	56,303
Other liabilities	-	6,195	13,218	110,318	164,694	32,360	326,785
Pension liabilities	-	8,396	200,234	-	213,287	-	421,917
Income tax payable	2,729	26,406	-	-	43,548	126,822	199,505
Deferred taxes	-	-	-	-	657,626	(24,551)	633,075
Total liabilities	1,185,726	5,289,311	1,645,416	6,283,643	17,072,342	(19,232,242)	12,244,196

Noncontrolling interests subject to put provisions	-	-	-	-	551,402	-	551,402
Total FMC-AG & Co. KGaA shareholders' equity	66,273	9,087,927	738,889	7,231,522	1,632,793	(9,669,477)	9,087,927
Noncontrolling interests not subject to put provisions	-	-	-	-	256,138	-	256,138
Total equity	66,273	9,087,927	738,889	7,231,522	1,888,931	(9,669,477)	9,344,065
Total liabilities and equity	$1,251,999	$14,377,238	$2,384,305	$13,515,165	$19,512,675	$(28,901,719)	$22,139,663

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

	For the three months ended March 31, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$1,081	$225,499	$(11,711)	$161,636	$304,267	$(420,689)	$260,083
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(117,240)	-	(181,689)	-	298,929	-
Depreciation and amortization	-	169	12,184	-	151,774	(7,774)	156,353
Change in deferred taxes, net	-	(14,876)	2,705	-	(7,422)	(6,370)	(25,963)
(Gain) loss on sale of fixed assets and investments	-	(12)	(115)	-	455	-	328
Compensation expense related to stock options	-	6,220	-	-	-	-	6,220
Investments in equity method investees, net	-	22,816	-	-	(4,234)	-	18,582
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(15,829)	-	(24,873)	-	(40,702)
Inventories	-	-	(12,488)	-	(59,019)	15,334	(56,173)
Prepaid expenses and other current and non-current assets	-	(19,210)	(9,435)	(6,047)	70,411	(132)	35,587
Accounts receivable from / payable to related parties	8,547	(76,649)	52,601	28,490	(80,161)	65,697	(1,475)
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)	3,603	19,261	(921)	(115,523)	1,182	(99,671)
Income tax payable	616	(923)	-	(13,065)	50,431	25,190	62,249
Net cash provided by (used in) operating activities	2,971	29,397	37,173	(11,596)	286,106	(28,633)	315,418

Investing Activities:
Purchases of property, plant and equipment	-	(14)	(13,577)	-	(139,502)	5,736	(147,357)
Proceeds from sale of property, plant and equipment	-	17	180	-	1,130	-	1,327
Disbursement of loans to related parties	-	(22,515)	-	83,644	-	(61,129)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(23,152)	(1,424)	-	(69,095)	21,457	(72,214)
Proceeds from divestitures	-	-	-	-	1,036	-	1,036
Net cash provided by (used in) investing activities	-	(45,664)	(14,821)	83,644	(206,431)	(33,936)	(217,208)

Financing Activities:
Short-term borrowings, net	-	4,226	(22,794)	-	25,607	-	7,039
Long-term debt and capital lease obligations, net	(2,972)	-	-	1,659,914	(1,750,388)	61,129	(32,317)
Increase (decrease) of accounts receivable securitization program	-	-	-	(1,731,962)	1,569,962	-	(162,000)
Proceeds from exercise of stock options	-	4,113	-	-	522	-	4,635
Capital increase (decrease)	-	-	-	-	(1,359)	1,359	-
Distributions to noncontrolling interest	-	-	-	-	(72,619)	-	(72,619)
Contributions from noncontrolling interest	-	-	-	-	8,795	-	8,795
Net cash provided by (used in) financing activities	(2,972)	8,339	(22,794)	(72,048)	(219,480)	62,488	(246,467)

Effect of exchange rate changes on cash and cash equivalents	-	8,461	(2)	-	(13,401)	-	(4,942)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	533	(444)	-	(153,206)	(81)	(153,199)
Cash and cash equivalents at beginning of period	1	78	501	-	686,457	1,003	688,040
Cash and cash equivalents at end of period	$0	$611	$57	$-	$533,251	$922	$534,841

	For the three months ended March 31, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$461,804	$-	$3,499,979	$(713,028)	$3,248,755
Cost of revenue	-	-	286,678	-	2,602,115	(709,547)	2,179,246
Gross profit	-	-	175,126	-	897,864	(3,481)	1,069,509
Operating expenses (income):
Selling, general and administrative (1)	-	(20,246)	53,688	(38,375)	505,891	37,063	538,021
Research and development	-	-	17,375	-	11,147	-	28,522
Operating (loss) income	-	20,246	104,063	38,375	380,826	(40,544)	502,966
Other (income) expense:
Investment gain	-	-	-	-	(126,685)	-	(126,685)
Interest, net	(1,706)	45,657	1,005	31,069	22,855	-	98,880
Other, net	-	(437,325)	67,879	(292,855)	-	662,301	-
Income (loss) before income taxes	1,706	411,914	35,179	300,161	484,656	(702,845)	530,771
Income tax expense (benefit)	639	41,416	29,953	2,882	142,348	(80,161)	137,077
Net Income (loss)	1,067	370,498	5,226	297,279	342,308	(622,684)	393,694
Net Income attributable to noncontrolling interests	-	-	-	-	-	23,196	23,196
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,067	$370,498	$5,226	$297,279	$342,308	$(645,880)	$370,498

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the three months ended March 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,067	$370,498	$5,226	$297,279	$342,308	$(622,684)	$393,694
Gain (loss) related to cash flow hedges	-	(22,327)	(9)	11,725	6,328	-	(4,283)
Actuarial gain (loss) on defined benefit pension plans	-	8	94	4,268	3	-	4,373
Gain (loss) related to foreign currency translation	-	(3,253)	6,346	-	121,307	(3,604)	120,796
Income tax (expense) benefit related to components of other comprehensive income	-	8,141	(24)	(6,310)	(20,788)	-	(18,981)
Other comprehensive income (loss), net of tax	-	(17,431)	6,407	9,683	106,850	(3,604)	101,905
Total comprehensive income	$1,067	$353,067	$11,633	$306,962	$449,158	$(626,288)	$495,599
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	24,037	24,037
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,067	$353,067	$11,633	$306,962	$449,158	$(650,325)	$471,562

	For the three months ended March 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$1,067	$370,498	$5,226	$297,279	$342,308	$(622,684)	$393,694
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(313,741)	-	(292,855)	-	606,596	-
Depreciation and amortization	-	85	11,692	-	138,709	(7,112)	143,374
Change in deferred taxes, net	-	9,671	1,852	-	16,810	(495)	27,838
(Gain) loss on sale of fixed assets and investments	-	(33)	92	-	(8,808)	-	(8,749)
Investment (gain)	-	-	-	-	(126,685)	-	(126,685)
Compensation expense related to stock options	-	6,546	-	-	-	-	6,546
Cash outflow from hedging	-	-	-	-	(15,578)	-	(15,578)
Investments in equity method investees, net	-	37,190	-	-	(4,765)	-	32,425
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(2,162)	-	(102,239)	-	(104,401)
Inventories	-	-	(30,891)	-	(871)	2,910	(28,852)
Prepaid expenses and other current and non-current assets	-	139,972	(18,058)	(35,608)	52,450	176	138,932
Accounts receivable from / payable to related parties	4,829	(244,469)	12,092	(8,660)	206,929	3,161	(26,118)
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)	3,778	31,404	658	2,327	(342)	30,552
Income tax payable	639	(5,634)	-	2,882	47,874	(27,562)	18,199
Net cash provided by (used in) operating activities	(738)	3,863	11,247	(36,304)	548,461	(45,352)	481,177

Investing Activities:
Purchases of property, plant and equipment	-	(153)	(10,412)	-	(122,015)	8,162	(124,418)
Proceeds from sale of property, plant and equipment	-	33	-	-	1,816	-	1,849
Disbursement of loans to related parties	-	(15,680)	46	53,715	(1,087,131)	1,049,050	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(1,637,673)	(183)	-	(1,702,618)	1,637,672	(1,702,802)
Proceeds from divestitures	-	-	-	-	176,721	-	176,721
Net cash provided by (used in) investing activities	-	(1,653,473)	(10,549)	53,715	(2,733,227)	2,694,884	(1,648,650)

Financing Activities:
Short-term borrowings, net	-	(13,837)	(498)	50,000	(58,862)	-	(23,197)
Long-term debt and capital lease obligations, net	738	1,668,422	-	(67,411)	1,110,476	(1,049,050)	1,663,175
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(333,250)	-	(333,250)
Proceeds from exercise of stock options	-	3,771	-	-	583	-	4,354
Capital increase (decrease)	-	-	-	-	1,600,482	(1,600,482)	-
Distributions to noncontrolling interest	-	-	-	-	(32,366)	-	(32,366)
Contributions from noncontrolling interest	-	-	-	-	5,350	-	5,350
Net cash provided by (used in) financing activities	738	1,658,356	(498)	(17,411)	2,292,413	(2,649,532)	1,284,066

Effect of exchange rate changes on cash and cash equivalents	-	(8,720)	7	-	15,052	-	6,339
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(0)	26	207	-	122,699	-	122,932
Cash and cash equivalents at beginning of period	-	2	144	-	457,146	-	457,292
Cash and cash equivalents at end of period	$(0)	$28	$351	$-	$579,845	$-	$580,224

	At December 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$78	$501	$-	$686,457	$1,003	$688,040
Trade accounts receivable, less allowance for doubtful accounts	-	-	170,627	-	2,848,797	-	3,019,424
Accounts receivable from related parties	1,269,471	2,257,445	1,449,317	3,562,953	4,398,630	(12,800,007)	137,809
Inventories	-	-	271,039	-	885,613	(119,843)	1,036,809
Prepaid expenses and other current assets	-	72,022	27,693	167	837,152	727	937,761
Deferred taxes	-	-	-	-	311,280	(3,667)	307,613
Total current assets	1,269,472	2,329,545	1,919,177	3,563,120	9,967,929	(12,921,787)	6,127,456

Property, plant and equipment, net	-	611	206,873	-	2,856,000	(122,881)	2,940,603
Intangible assets	-	584	67,874	-	641,714	(56)	710,116
Goodwill	-	-	54,848	-	11,367,041	-	11,421,889
Deferred taxes	-	51,111	10,123	-	131,452	(58,933)	133,753
Other assets and notes receivables (1)	-	12,675,998	650,255	11,766,104	(4,751,531)	(19,348,645)	992,181
Total assets	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

Current liabilities:
Accounts payable	$-	$1,935	$41,114	$-	$579,245	$-	$622,294
Accounts payable to related parties	-	2,234,205	491,525	1,598,852	8,663,240	(12,864,472)	123,350
Accrued expenses and other current liabilities	29,771	27,530	102,728	3,157	1,611,997	12,288	1,787,471
Short-term borrowings	-	38	-	-	117,812	-	117,850
Short-term borrowings from related parties	-	-	-	-	3,973	-	3,973
Current portion of long-term debt and capital lease obligations	-	207,160	-	100,000	27,587	-	334,747
Income tax payable	-	130,636	-	-	19,367	-	150,003
Deferred taxes	-	-	8,126	-	61,774	(41,219)	30,303
Total current liabilities	29,771	2,603,126	643,493	1,702,009	11,084,995	(12,893,403)	3,169,991

Long term debt and capital lease obligations, less current portion	1,172,397	285,049	-	2,559,340	7,020,190	(3,251,236)	7,785,740
Long term borrowings from related parties	-	3,212,455	657,284	2,019,925	64,530	(5,898,020)	56,174
Other liabilities	-	6,696	12,679	110,637	130,634	33,923	294,569
Pension liabilities	-	7,753	202,219	-	213,389	-	423,361
Income tax payable	2,113	264	-	-	52,684	146,581	201,642
Deferred taxes	-	-	-	-	685,158	(21,157)	664,001
Total liabilities	1,204,281	6,115,343	1,515,675	6,391,911	19,251,580	(21,883,312)	12,595,478

Noncontrolling interests subject to put provisions	-	-	-	-	523,260	-	523,260
Total FMC-AG & Co. KGaA shareholders' equity	65,191	8,942,506	1,393,475	8,937,313	173,011	(10,568,990)	8,942,506
Noncontrolling interests not subject to put provisions	-	-	-	-	264,754	-	264,754
Total equity	65,191	8,942,506	1,393,475	8,937,313	437,765	(10,568,990)	9,207,260
Total liabilities and equity	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

Acquisition of Liberty Dialysis Holdings (Tables)	3 Months Ended
Mar. 31, 2013
Business Acquisition, Date of Acquisition [Abstract]
Acquisition [Text Block]
Assets held for sale	$164,068
Trade accounts receivable	149,219
Other current assets	17,458
Deferred tax assets	14,932
Property, plant and equipment	168,335
Intangible assets and other assets	84,556
Goodwill	2,003,465
Accounts payable, accrued expenses and other current liabilities	(105,403)
Income tax payable and deferred taxes	(33,597)
Short-term borrowings, other financial liabilities, long-term debt and capital lease obligations	(72,101)
Other liabilities	(39,923)
Noncontrolling interests (subject and not subject to put provisions)	(169,651)

Total acquisition cost	$2,181,358

Less non-cash contributions at fair value
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	$(484,699)
Net Cash paid	$1,696,659

Acquisition of Liberty Dialysis Holdings - Pro Forma (Tables)	3 Months Ended
Mar. 31, 2013
Pro Forma (Tables) [Abstract]
Pro Forma Tabular Disclosures [Table Text Block]
For the three months ended March 31,
2012

Net revenue	$3,361,638
Net income attributable to shareholders of FMC-AG & Co. KGaA	263,307
Income per ordinary share
Basic	$0.87
Fully diluted	$0.86

Inventories (Tables)	3 Months Ended
Mar. 31, 2013
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	March 31, 2013	December 31, 2012
Finished goods	$653,894	$627,338
Raw materials and purchased components	176,939	171,373
Health care supplies	160,799	154,840
Work in process	84,934	83,258
Inventories	$1,076,566	$1,036,809

Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	3 Months Ended
Mar. 31, 2013
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	March 31, 2013	December 31, 2012
Borrowings under lines of credit	$119,985	$117,850
Short-term borrowings from related parties (see Note 3.c.)	7,211	3,973
Short-term borrowings and Short-term borrowings from related parties	$127,196	$121,823

Long-term Debt and Capital Lease Obligations (Tables)	3 Months Ended
Mar. 31, 2013
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	March 31, 2013	December 31, 2012

2012 Credit Agreement	$2,631,038	$2,659,340
Senior Notes	4,694,106	4,743,442
Euro Notes	50,420	51,951
European Investment Bank Agreements	318,888	324,334
Accounts receivable facility	-	162,000
Capital lease obligations	14,326	15,618
Other	158,756	163,802
Long-term debt and capital lease obligations	7,867,534	8,120,487
Less current maturities	(563,224)	(334,747)
Long-term debt and capital lease obligations, less current portion	7,304,310	7,785,740
Long-term debt from related parties	56,303	56,174
Long-term debt and capital lease obligations and long-term debt from related parties	$7,360,613	$7,841,914

2006 Senior Credit Agreement Table
	Maximum Amount Available March 31, 2013		Balance Outstanding March 31, 2013

Revolving Credit USD	$600,000	$600,000	$31,038	$31,038
Revolving Credit EUR	€500,000	$640,250	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,840,250		$2,631,038

	Maximum Amount Available December 31, 2012		Balance Outstanding December 31, 2012

Revolving Credit USD	$600,000	$600,000	$59,340	$59,340
Revolving Credit EUR	€500,000	$659,700	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,859,700		$2,659,340

Earning Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended March 31,

	2013	2012
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$225,499	$370,498
less:
Dividend preference on Preference shares	26	26
Income available to all classes of shares	$225,473	$370,472

Denominators:
Weighted average number of:
Ordinary shares outstanding	302,773,218	300,205,126
Preference shares outstanding	3,973,333	3,966,001
Total weighted average shares outstanding	306,746,551	304,171,127
Potentially dilutive Ordinary shares	1,131,149	2,423,102
Potentially dilutive Preference shares	13,681	19,063
Total weighted average Ordinary shares outstanding assuming dilution	303,904,367	302,628,228
Total weighted average Preference shares outstanding assuming dilution	3,987,014	3,985,064

Basic income per Ordinary share	$0.74	$1.22
Fully diluted income per Ordinary share	$0.73	$1.21

Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2013
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended March 31,

	2013	2012
Components of net periodic benefit cost:
Service cost	$3,851	$2,692
Interest cost	6,760	6,492
Expected return on plan assets	(3,400)	(3,825)
Amortization of unrealized losses	6,392	4,373
Net periodic benefit costs	$13,603	$9,732

Noncontrolling Interests Subject To Put Provisions (Tables)	3 Months Ended
Mar. 31, 2013
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

10. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

At March 31, 2013 and December 31, 2012, the Company's potential obligations under these put options were $551,402 and $523,260, respectively, of which, at March 31, 2013, $227,699 were exercisable. No put options were exercised during the first three months of 2013.

Following is a roll forward of noncontrolling interests subject to put provisions for the three months ended March 31, 2013 and the year ended December 31, 2012:

	March 31, 2013	December 31, 2012

Beginning balance as of January 1,	$523,260	$410,491
Contributions to noncontrolling interests	(28,287)	(114,536)
Purchase/ sale of noncontrolling interests	4,797	134,643
Contributions from noncontrolling interests	1,925	16,565
Changes in fair value of noncontrolling interests	26,312	(18,880)
Net income	23,897	94,718
Other comprehensive income (loss)	(502)	259
Ending balance as of March 31, 2013 and December 31, 2012	$551,402	$523,260

Patient Service Revenue (Tables)	3 Months Ended
Mar. 31, 2013
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	For the three months ended March 31,
	2013	2012

Medicare ESRD program	$1,055,056	$923,625
Private/alternative payors	914,397	857,306
Medicaid and other government sources	91,026	103,570
Hospitals	106,931	99,742
Total patient service revenue	$2,167,410	$1,984,243

Financial Instrument (Tables)	3 Months Ended
Mar. 31, 2013
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
		March 31,		December 31,
		2013		2012
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	1	$534,841	534,841	$688,040	688,040
Accounts Receivable	2	3,174,247	3,174,247	3,157,233	3,157,233

Liabilities
Accounts payable	2	625,278	625,278	745,644	745,644
Short-term borrowings	2	127,196	127,196	121,823	121,823
Long term debt, excluding 2012 Credit Agreement, Euro Notes and Senior Notes	2	548,273	548,273	721,928	721,928
2012 Credit Agreement	2	2,631,038	2,626,228	2,659,340	2,652,840
Senior Notes	2	4,694,106	5,281,712	4,743,442	5,296,325
Euro Notes	2	50,420	52,267	51,951	54,574
Noncontrolling interests subject to put provisions	3	551,402	551,402	523,260	523,260

Derivative Financial Instruments Valuation
	March 31, 2013		December 31, 2012

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	6,180	(6,251)	7,839	(7,510)
Non-current
Foreign exchange contracts	71	-	942	(187)
Interest rate contracts	-	(5,244)	-	(6,221)
Total	$6,251	$(11,495)	$8,781	$(13,918)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	37,150	(11,956)	23,396	(19,068)

Non-current
Foreign exchange contracts	567	(1,529)	132	(292)
Total	$37,717	$(13,485)	$23,528	$(19,360)

(1) At March 31, 2013 and December 31, 2012, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the three months ended March 31,				(Effective Portion) for the three months ended March 31,
	2013	2012	(Effective Portion)	2013	2012

Interest rate contracts	$6,470	$(15,797)	Interest income/expense	$6,365	$4,898
Foreign exchange contracts	3,991	8,865	Costs of Revenue	(1,345)	(2,990)
Foreign exchange contracts			Interest income/expense	416	741

	$10,461	$(6,932)		$5,436	$2,649

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the three months ended March 31,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2013	2012

Foreign exchange contracts	Selling, general and administrative expense	$(21,808)	$13,759

Foreign exchange contracts	Interest income/expense	1,966	5,229

		$(19,842)	$18,988

Other Comprehensive Income (Tables)	3 Months Ended
Mar. 31, 2013
Other Comprehensive Income (Tables) [Abstract]
Other Comprehensive Income Rollforward [Text Block]
	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income (loss) before reclassifications	(24,536)	-	119,955	95,419	841	96,260
Amounts reclassified from accumulated other comprehensive income (loss) (1)	2,986	2,659	-	5,645	-	5,645
Other comprehensive income (loss) after reclassifications	(21,550)	2,659	119,955	101,064	841	101,905
Balance at March 31, 2012	$(157,771)	$(108,556)	$(118,376)	$(384,703)	$3,889	$(380,814)

Balance at December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)
Other comprehensive income (loss) before reclassifications	8,031	-	(66,206)	(58,175)	(1,982)	(60,157)
Amounts reclassified from accumulated other comprehensive income (loss) (1)	3,639	3,937	-	7,576	-	7,576
Other comprehensive income (loss) after reclassifications	11,670	3,937	(66,206)	(50,599)	(1,982)	(52,581)
Balance at March 31, 2013	$(126,671)	$(175,486)	$(240,555)	$(542,712)	$887	$(541,825)

(1) See separate table below for details about these reclassifications.

Other Comprehensive Income Reclassifications
Details about Accumulated Other Comprehensive Income (Loss) ("AOCI") Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	For the three months ended March 31,
	2013	2012
(Gain) Loss related to cash flow hedges
Interest rate contracts	$6,365	$4,898	Interest income/expense
Foreign exchange contracts	(1,345)	(2,990)	Costs of Revenue
Foreign exchange contracts	416	741	Interest income/expense
	5,436	2,649	Total before tax
	(1,797)	337	Tax expense or benefit
	$3,639	$2,986	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) /loss	6,392	4,373	(1)
	6,392	4,373	Total before tax
	(2,455)	(1,714)	Tax expense or benefit
	$3,937	$2,659	Net of tax
Total reclassifications for the period	$7,576	$5,645	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 8 for additional details).

Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2013
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
Three months ended March 31, 2013

Net revenue external customers	$2,287,250	$1,168,652	$3,455,902	$8,019	$3,463,921
Inter - segment revenue	1,075	-	1,075	(1,075)	-
Revenue	2,288,325	1,168,652	3,456,977	6,944	3,463,921
Depreciation and amortization	(80,160)	(45,253)	(125,413)	(30,940)	(156,353)
Operating income	368,853	183,807	552,660	(59,347)	493,313
Income (loss) from equity method investees	4,289	915	5,204	(396)	4,808
Segment assets	14,044,466	5,896,442	19,940,908	2,198,755	22,139,663
thereof investments in equity method investees	239,689	361,738	601,427	-	601,427
Capital expenditures, acquisitions and investments (1)	112,332	82,702	195,034	24,537	219,571

Three months ended March 31, 2012

Net revenue external customers	$2,104,584	$1,136,090	$3,240,674	$8,081	$3,248,755
Inter - segment revenue	3,452	-	3,452	(3,452)	-
Revenue	2,108,036	1,136,090	3,244,126	4,629	3,248,755
Depreciation and amortization	(72,016)	(42,927)	(114,943)	(28,431)	(143,374)
Operating income	347,833	194,912	542,745	(39,779)	502,966
Income (loss) from equity method investees	2,982	67	3,049	2,448	5,497
Segment assets	13,974,231	5,889,591	19,863,822	2,124,166	21,987,988
thereof investments in equity method investees	254,408	381,567	635,975	1,780	637,755
Capital expenditures, acquisitions and investments (2)	1,760,581	38,886	1,799,467	27,753	1,827,220

(1) International acquisitions exclude $3,690 of non-cash acquisitions for 2013.
(2) North America acquisitions exclude $468,793 of non-cash acquisitions and International acquisitions exclude $652 of non-cash acquisitions for 2012.

Supplementary Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2013
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	Three months ended March 31,
	2013	2012
Supplementary cash flow information:
Cash paid for interest	$165,596	$124,210
Cash paid for income taxes (1)	$59,708	$12,875
Cash inflow for income taxes from stock option exercises	$522	$583

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(69,485)	$(2,345,375)
Liabilities assumed	3,334	299,947
Noncontrolling interest subject to put provisions	6,294	53,900
Noncontrolling interest	4,527	130,000
Obligations assumed in connection with acquisition	3,690	652
Cash paid	(51,640)	(1,860,876)
Less cash acquired	2,530	159,277
Net cash paid for acquisitions	(49,110)	(1,701,599)
Cash paid for investments	(22,185)	-
Cash paid for intangible assets	(919)	(1,203)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(72,214)	$(1,702,802)

(1) Net of tax refund.

Supplemental Condensed Combining Information (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the three months ended March 31, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$495,497	$-	$3,758,626	$(790,202)	$3,463,921
Cost of revenue	-	-	335,779	-	2,796,879	(778,255)	2,354,403
Gross profit	-	-	159,718	-	961,747	(11,947)	1,109,518
Operating expenses (income):
Selling, general and administrative (1)	-	6,423	49,086	(7,180)	511,647	25,857	585,833
Research and development	-	-	17,969	-	12,572	(169)	30,372
Operating (loss) income	-	(6,423)	92,663	7,180	437,528	(37,635)	493,313
Other (income) expense:
Interest, net	(1,697)	46,193	2,251	40,298	17,184	-	104,229
Other, net	-	(263,397)	96,047	(181,689)	-	349,039	-
Income (loss) before income taxes	1,697	210,781	(5,635)	148,571	420,344	(386,674)	389,084
Income tax expense (benefit)	616	(14,718)	6,076	(13,065)	116,077	34,015	129,001
Net Income (loss)	1,081	225,499	(11,711)	161,636	304,267	(420,689)	260,083
Net Income attributable to noncontrolling interests	-	-	-	-	-	34,584	34,584
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,081	$225,499	$(11,711)	$161,636	$304,267	$(455,273)	$225,499

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the three months ended March 31, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$461,804	$-	$3,499,979	$(713,028)	$3,248,755
Cost of revenue	-	-	286,678	-	2,602,115	(709,547)	2,179,246
Gross profit	-	-	175,126	-	897,864	(3,481)	1,069,509
Operating expenses (income):
Selling, general and administrative (1)	-	(20,246)	53,688	(38,375)	505,891	37,063	538,021
Research and development	-	-	17,375	-	11,147	-	28,522
Operating (loss) income	-	20,246	104,063	38,375	380,826	(40,544)	502,966
Other (income) expense:
Investment gain	-	-	-	-	(126,685)	-	(126,685)
Interest, net	(1,706)	45,657	1,005	31,069	22,855	-	98,880
Other, net	-	(437,325)	67,879	(292,855)	-	662,301	-
Income (loss) before income taxes	1,706	411,914	35,179	300,161	484,656	(702,845)	530,771
Income tax expense (benefit)	639	41,416	29,953	2,882	142,348	(80,161)	137,077
Net Income (loss)	1,067	370,498	5,226	297,279	342,308	(622,684)	393,694
Net Income attributable to noncontrolling interests	-	-	-	-	-	23,196	23,196
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,067	$370,498	$5,226	$297,279	$342,308	$(645,880)	$370,498

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At March 31, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$611	$57	$-	$533,251	$922	$534,841
Trade accounts receivable, less allowance for doubtful accounts	-	-	180,945	-	2,836,244	69	3,017,258
Accounts receivable from related parties	1,251,999	2,283,328	1,532,617	1,661,816	3,811,898	(10,384,669)	156,989
Inventories	-	-	275,156	-	934,432	(133,022)	1,076,566
Prepaid expenses and other current assets	-	87,752	36,467	117	790,996	212	915,544
Deferred taxes	-	-	-	-	295,600	1,083	296,683
Total current assets	1,251,999	2,371,691	2,025,242	1,661,933	9,202,421	(10,515,405)	5,997,881

Property, plant and equipment, net	-	547	201,073	-	2,827,545	(118,126)	2,911,039
Intangible assets	-	784	66,860	-	622,755	(51)	690,348
Goodwill	-	-	53,231	-	11,386,754	-	11,439,985
Deferred taxes	-	61,770	9,380	-	125,182	(61,964)	134,368
Other assets and notes receivables (1)	-	11,942,446	28,519	11,853,232	(4,651,982)	(18,206,173)	966,042
Total assets	$1,251,999	$14,377,238	$2,384,305	$13,515,165	$19,512,675	$(28,901,719)	$22,139,663

Current liabilities:
Accounts payable	$-	$3,186	$29,491	$-	$451,102	$-	$483,779
Accounts payable to related parties	-	1,524,365	626,906	1,567,623	6,870,126	(10,447,521)	141,499
Accrued expenses and other current liabilities	11,833	20,263	122,915	2,236	1,581,726	9,947	1,748,920
Short-term borrowings	-	37	-	-	119,948	-	119,985
Short-term borrowings from related parties	-	-	-	-	7,211	-	7,211
Current portion of long-term debt and capital lease obligations	-	383,856	-	150,000	29,368	-	563,224
Income tax payable	-	99,739	-	-	90,563	13,882	204,184
Deferred taxes	-	1,883	10,135	-	62,910	(41,429)	33,499
Total current liabilities	11,833	2,033,329	789,447	1,719,859	9,212,954	(10,465,121)	3,302,301

Long term debt and capital lease obligations, less current portion	1,171,164	96,827	-	2,481,038	6,716,236	(3,160,955)	7,304,310
Long term borrowings from related parties	-	3,118,158	642,517	1,972,428	63,997	(5,740,797)	56,303
Other liabilities	-	6,195	13,218	110,318	164,694	32,360	326,785
Pension liabilities	-	8,396	200,234	-	213,287	-	421,917
Income tax payable	2,729	26,406	-	-	43,548	126,822	199,505
Deferred taxes	-	-	-	-	657,626	(24,551)	633,075
Total liabilities	1,185,726	5,289,311	1,645,416	6,283,643	17,072,342	(19,232,242)	12,244,196

Noncontrolling interests subject to put provisions	-	-	-	-	551,402	-	551,402
Total FMC-AG & Co. KGaA shareholders' equity	66,273	9,087,927	738,889	7,231,522	1,632,793	(9,669,477)	9,087,927
Noncontrolling interests not subject to put provisions	-	-	-	-	256,138	-	256,138
Total equity	66,273	9,087,927	738,889	7,231,522	1,888,931	(9,669,477)	9,344,065
Total liabilities and equity	$1,251,999	$14,377,238	$2,384,305	$13,515,165	$19,512,675	$(28,901,719)	$22,139,663

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

	At December 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$78	$501	$-	$686,457	$1,003	$688,040
Trade accounts receivable, less allowance for doubtful accounts	-	-	170,627	-	2,848,797	-	3,019,424
Accounts receivable from related parties	1,269,471	2,257,445	1,449,317	3,562,953	4,398,630	(12,800,007)	137,809
Inventories	-	-	271,039	-	885,613	(119,843)	1,036,809
Prepaid expenses and other current assets	-	72,022	27,693	167	837,152	727	937,761
Deferred taxes	-	-	-	-	311,280	(3,667)	307,613
Total current assets	1,269,472	2,329,545	1,919,177	3,563,120	9,967,929	(12,921,787)	6,127,456

Property, plant and equipment, net	-	611	206,873	-	2,856,000	(122,881)	2,940,603
Intangible assets	-	584	67,874	-	641,714	(56)	710,116
Goodwill	-	-	54,848	-	11,367,041	-	11,421,889
Deferred taxes	-	51,111	10,123	-	131,452	(58,933)	133,753
Other assets and notes receivables (1)	-	12,675,998	650,255	11,766,104	(4,751,531)	(19,348,645)	992,181
Total assets	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

Current liabilities:
Accounts payable	$-	$1,935	$41,114	$-	$579,245	$-	$622,294
Accounts payable to related parties	-	2,234,205	491,525	1,598,852	8,663,240	(12,864,472)	123,350
Accrued expenses and other current liabilities	29,771	27,530	102,728	3,157	1,611,997	12,288	1,787,471
Short-term borrowings	-	38	-	-	117,812	-	117,850
Short-term borrowings from related parties	-	-	-	-	3,973	-	3,973
Current portion of long-term debt and capital lease obligations	-	207,160	-	100,000	27,587	-	334,747
Income tax payable	-	130,636	-	-	19,367	-	150,003
Deferred taxes	-	-	8,126	-	61,774	(41,219)	30,303
Total current liabilities	29,771	2,603,126	643,493	1,702,009	11,084,995	(12,893,403)	3,169,991

Long term debt and capital lease obligations, less current portion	1,172,397	285,049	-	2,559,340	7,020,190	(3,251,236)	7,785,740
Long term borrowings from related parties	-	3,212,455	657,284	2,019,925	64,530	(5,898,020)	56,174
Other liabilities	-	6,696	12,679	110,637	130,634	33,923	294,569
Pension liabilities	-	7,753	202,219	-	213,389	-	423,361
Income tax payable	2,113	264	-	-	52,684	146,581	201,642
Deferred taxes	-	-	-	-	685,158	(21,157)	664,001
Total liabilities	1,204,281	6,115,343	1,515,675	6,391,911	19,251,580	(21,883,312)	12,595,478

Noncontrolling interests subject to put provisions	-	-	-	-	523,260	-	523,260
Total FMC-AG & Co. KGaA shareholders' equity	65,191	8,942,506	1,393,475	8,937,313	173,011	(10,568,990)	8,942,506
Noncontrolling interests not subject to put provisions	-	-	-	-	264,754	-	264,754
Total equity	65,191	8,942,506	1,393,475	8,937,313	437,765	(10,568,990)	9,207,260
Total liabilities and equity	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

Statement of cash flows information segregated by issuers and guarantors
	For the three months ended March 31, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$1,081	$225,499	$(11,711)	$161,636	$304,267	$(420,689)	$260,083
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(117,240)	-	(181,689)	-	298,929	-
Depreciation and amortization	-	169	12,184	-	151,774	(7,774)	156,353
Change in deferred taxes, net	-	(14,876)	2,705	-	(7,422)	(6,370)	(25,963)
(Gain) loss on sale of fixed assets and investments	-	(12)	(115)	-	455	-	328
Compensation expense related to stock options	-	6,220	-	-	-	-	6,220
Investments in equity method investees, net	-	22,816	-	-	(4,234)	-	18,582
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(15,829)	-	(24,873)	-	(40,702)
Inventories	-	-	(12,488)	-	(59,019)	15,334	(56,173)
Prepaid expenses and other current and non-current assets	-	(19,210)	(9,435)	(6,047)	70,411	(132)	35,587
Accounts receivable from / payable to related parties	8,547	(76,649)	52,601	28,490	(80,161)	65,697	(1,475)
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)	3,603	19,261	(921)	(115,523)	1,182	(99,671)
Income tax payable	616	(923)	-	(13,065)	50,431	25,190	62,249
Net cash provided by (used in) operating activities	2,971	29,397	37,173	(11,596)	286,106	(28,633)	315,418

Investing Activities:
Purchases of property, plant and equipment	-	(14)	(13,577)	-	(139,502)	5,736	(147,357)
Proceeds from sale of property, plant and equipment	-	17	180	-	1,130	-	1,327
Disbursement of loans to related parties	-	(22,515)	-	83,644	-	(61,129)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(23,152)	(1,424)	-	(69,095)	21,457	(72,214)
Proceeds from divestitures	-	-	-	-	1,036	-	1,036
Net cash provided by (used in) investing activities	-	(45,664)	(14,821)	83,644	(206,431)	(33,936)	(217,208)

Financing Activities:
Short-term borrowings, net	-	4,226	(22,794)	-	25,607	-	7,039
Long-term debt and capital lease obligations, net	(2,972)	-	-	1,659,914	(1,750,388)	61,129	(32,317)
Increase (decrease) of accounts receivable securitization program	-	-	-	(1,731,962)	1,569,962	-	(162,000)
Proceeds from exercise of stock options	-	4,113	-	-	522	-	4,635
Capital increase (decrease)	-	-	-	-	(1,359)	1,359	-
Distributions to noncontrolling interest	-	-	-	-	(72,619)	-	(72,619)
Contributions from noncontrolling interest	-	-	-	-	8,795	-	8,795
Net cash provided by (used in) financing activities	(2,972)	8,339	(22,794)	(72,048)	(219,480)	62,488	(246,467)

Effect of exchange rate changes on cash and cash equivalents	-	8,461	(2)	-	(13,401)	-	(4,942)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	533	(444)	-	(153,206)	(81)	(153,199)
Cash and cash equivalents at beginning of period	1	78	501	-	686,457	1,003	688,040
Cash and cash equivalents at end of period	$0	$611	$57	$-	$533,251	$922	$534,841

	For the three months ended March 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$1,067	$370,498	$5,226	$297,279	$342,308	$(622,684)	$393,694
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(313,741)	-	(292,855)	-	606,596	-
Depreciation and amortization	-	85	11,692	-	138,709	(7,112)	143,374
Change in deferred taxes, net	-	9,671	1,852	-	16,810	(495)	27,838
(Gain) loss on sale of fixed assets and investments	-	(33)	92	-	(8,808)	-	(8,749)
Investment (gain)	-	-	-	-	(126,685)	-	(126,685)
Compensation expense related to stock options	-	6,546	-	-	-	-	6,546
Cash outflow from hedging	-	-	-	-	(15,578)	-	(15,578)
Investments in equity method investees, net	-	37,190	-	-	(4,765)	-	32,425
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(2,162)	-	(102,239)	-	(104,401)
Inventories	-	-	(30,891)	-	(871)	2,910	(28,852)
Prepaid expenses and other current and non-current assets	-	139,972	(18,058)	(35,608)	52,450	176	138,932
Accounts receivable from / payable to related parties	4,829	(244,469)	12,092	(8,660)	206,929	3,161	(26,118)
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)	3,778	31,404	658	2,327	(342)	30,552
Income tax payable	639	(5,634)	-	2,882	47,874	(27,562)	18,199
Net cash provided by (used in) operating activities	(738)	3,863	11,247	(36,304)	548,461	(45,352)	481,177

Investing Activities:
Purchases of property, plant and equipment	-	(153)	(10,412)	-	(122,015)	8,162	(124,418)
Proceeds from sale of property, plant and equipment	-	33	-	-	1,816	-	1,849
Disbursement of loans to related parties	-	(15,680)	46	53,715	(1,087,131)	1,049,050	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(1,637,673)	(183)	-	(1,702,618)	1,637,672	(1,702,802)
Proceeds from divestitures	-	-	-	-	176,721	-	176,721
Net cash provided by (used in) investing activities	-	(1,653,473)	(10,549)	53,715	(2,733,227)	2,694,884	(1,648,650)

Financing Activities:
Short-term borrowings, net	-	(13,837)	(498)	50,000	(58,862)	-	(23,197)
Long-term debt and capital lease obligations, net	738	1,668,422	-	(67,411)	1,110,476	(1,049,050)	1,663,175
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(333,250)	-	(333,250)
Proceeds from exercise of stock options	-	3,771	-	-	583	-	4,354
Capital increase (decrease)	-	-	-	-	1,600,482	(1,600,482)	-
Distributions to noncontrolling interest	-	-	-	-	(32,366)	-	(32,366)
Contributions from noncontrolling interest	-	-	-	-	5,350	-	5,350
Net cash provided by (used in) financing activities	738	1,658,356	(498)	(17,411)	2,292,413	(2,649,532)	1,284,066

Effect of exchange rate changes on cash and cash equivalents	-	(8,720)	7	-	15,052	-	6,339
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(0)	26	207	-	122,699	-	122,932
Cash and cash equivalents at beginning of period	-	2	144	-	457,146	-	457,292
Cash and cash equivalents at end of period	$(0)	$28	$351	$-	$579,845	$-	$580,224

Other comprehensive income statement segregated by issuers and guarantors
	For the three months ended March 31, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,081	$225,499	$(11,711)	$161,636	$304,267	$(420,689)	$260,083
Gain (loss) related to cash flow hedges	-	12,864	-	-	3,033	-	15,897
Actuarial gain (loss) on defined benefit pension plans	-	32	637	5,668	55	-	6,392
Gain (loss) related to foreign currency translation	-	67,232	(22,010)	-	(115,706)	2,296	(68,188)
Income tax (expense) benefit related to components of other comprehensive income	-	(3,707)	(186)	(2,236)	(553)	-	(6,682)
Other comprehensive income (loss), net of tax	-	76,421	(21,559)	3,432	(113,171)	2,296	(52,581)
Total comprehensive income	$1,081	$301,920	$(33,270)	$165,068	$191,096	$(418,393)	$207,502
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	32,602	32,602
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,081	$301,920	$(33,270)	$165,068	$191,096	$(450,995)	$174,900

	For the three months ended March 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,067	$370,498	$5,226	$297,279	$342,308	$(622,684)	$393,694
Gain (loss) related to cash flow hedges	-	(22,327)	(9)	11,725	6,328	-	(4,283)
Actuarial gain (loss) on defined benefit pension plans	-	8	94	4,268	3	-	4,373
Gain (loss) related to foreign currency translation	-	(3,253)	6,346	-	121,307	(3,604)	120,796
Income tax (expense) benefit related to components of other comprehensive income	-	8,141	(24)	(6,310)	(20,788)	-	(18,981)
Other comprehensive income (loss), net of tax	-	(17,431)	6,407	9,683	106,850	(3,604)	101,905
Total comprehensive income	$1,067	$353,067	$11,633	$306,962	$449,158	$(626,288)	$495,599
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	24,037	24,037
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,067	$353,067	$11,633	$306,962	$449,158	$(650,325)	$471,562

Acquisition of Liberty Dialysis Holdings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Business Acquisition [Line Items]
Trade accounts receivable	$ 3,017,258		$ 3,019,424
Other current assets	915,544		937,761
Goodwill	11,439,985		11,421,889
Income tax payable, current	204,184		150,003
Short Term Borrowings Due To Related Parties Current Acquisitions	7,211		3,973
Cash Paid	(51,640)	(1,860,876)
Revenue	3,463,921	3,248,755
Operating income	493,313	502,966
Liberty Dialysis Holdings [Member]
Business Acquisition [Line Items]
Other current assets	164,068
Trade accounts receivable	149,219
Other current assets	17,458
Deferred Tax Asset	14,932
Property, plant and equipment	168,335
Intangible assets and other assets	84,556
Goodwill	2,003,465
Accounts payable, accrued expenses and other current liabilities	(105,403)
Income tax payable, current	(33,597)
Short Term Borrowings Due To Related Parties Current Acquisitions	(72,101)
Other Liabilities	(39,923)
Noncontrolling interests (subject and not subject to put provisions)	(169,651)
Total acquisition cost	2,181,358
Investment at acquisition date	(201,915)
Long Term Note Receivable Acquisitions	(282,784)
Total non-cash items	(484,699)
Cash Paid	$ 1,696,659

Acquisition of Liberty Dialysis Holdings - Pro Forma (Details) (LibertyAcquisitionProForma [Member], USD $)	3 Months Ended
Mar. 31, 2012
LibertyAcquisitionProForma [Member]
Pro Forma [Line Items]
Pro forma net revenue	$ 3,361,638,000
Pro forma net income attributable to the shareholders of FMC-AG & co. KGaA	263,307,000
Basic	0.87
Fully diluted	$ 0.86

Related Party Transactions (Details) In Thousands, unless otherwise specified	3 Months Ended		3 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2013 Fresenius SE [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] EUR (€)	Mar. 31, 2013 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Taxes Receivable [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Taxes Receivable [Member] EUR (€)	Mar. 31, 2013 General Partner [Member] USD ($)	Mar. 31, 2013 General Partner [Member] EUR (€)	Mar. 31, 2013 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2012 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2013 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2012 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2013 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2013 Fresenius SE Subsidiary [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	30.30%
Amount of transaction					$ 23,973	$ 17,299	$ 1,719	$ 1,625	$ 6,569	$ 6,348	$ 7,215	$ 5,919	$ 10,364	$ 11,835	$ 6,108	€ 4,770			$ 4,511	$ 3,035	$ 4,560	$ 4,269	$ 655
Due to related parties	$ 141,499	$ 123,350	$ 4,098	€ 3,200													$ 1,921	€ 1,500						$ 57,496
Interest rate			1.49%	1.49%													2.13%	2.13%						6.10%
Date of repayment	May 23, 2014		Apr 30, 2012	Apr 30, 2012													Aug 20, 2013	Aug 20, 2013						Apr 14, 2013

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 176,939	$ 171,373
Work in process	84,934	83,258
Finished goods	653,894	627,338
Health care supplies	160,799	154,840
Inventories	$ 1,076,566	$ 1,036,809

Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Fresenius SE [Member]	Mar. 31, 2013 General Partner [Member]
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 119,985	$ 117,850
Related Party Transaction [Line Items]
Related Party Transaction Rate			1.49%	2.13%
Short-term borrowings and other financial liabilities	119,985	117,850
Short Term Borrowings Due To Related Parties Current Acquisitions	7,211	3,973
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 127,196	$ 121,823

Long-term Debt and Capital Lease Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Capital lease obligations	$ 14,326	$ 15,618
Other	158,756	163,802
Long-term debt and capital lease obligations	7,867,534	8,120,487
Less current maturities	563,224	334,747
Total long-term debt less current maturities	7,304,310	7,785,740
Revolving credit maximum amount available	3,840,250	3,859,700
Revolving credit balance outstanding	2,631,038	2,659,340
Amended 2006 Senior Credit Agreement [Member]
Debt Instrument [Line Items]
Senior Credit Agreement	2,631,038
Senior Credit Agreement 2012 Member [Member]
Debt Instrument [Line Items]
Line of credit outstanding which reduces available borrowings under the revolving credit facility	15,865	77,188
RevolvingCreditUSD [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available		600,000
Revolving credit balance outstanding		59,340
RevolvingCreditEUR [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available		659,700
TermLoanA2012 [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available		2,600,000
Revolving credit balance outstanding		2,600,000
Long Term Debt [Member]
Debt Instrument [Line Items]
Accounts receivable facility	0	162,000
Amended 2006 Senior Credit Agreement [Member]
Debt Instrument [Line Items]
Senior Credit Agreement		2,659,340
Term Loan A [Member] | RevolvingCreditEUR [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	640,250
Term Loan B [Member] | TermLoanA2012 [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	2,600,000
Revolving credit balance outstanding	2,600,000
Revolving Credit Facility [Member] | RevolvingCreditUSD [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	600,000
Revolving credit balance outstanding	31,038
Senior Notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	4,694,106	4,743,442
Euro Notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	50,420	51,951
EIB Agreements [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	318,888	324,334
Accounts Receivable Facility[Member]
Debt Instrument [Line Items]
Line of credit outstanding which reduces available borrowings under the revolving credit facility	$ 60,822

Earnings Per Share (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Numerators:
Income attributable to the Company	$ 225,499,000	$ 370,498,000
Less: Dividend preference on Preference shares	26,000	26,000
Income available to all classes of shares	225,473,000	370,472,000
Denominators:
Weighted average number of ordinary shares outstanding	302,773,218	300,205,126
Weighted average number of preference shares outstanding	3,973,333	3,966,001
Total weighted average shares outstanding	306,746,551	304,171,127
Potentially dilutive Ordinary shares	1,131,149	2,423,102
Potentially dilutive Preference shares	13,681	19,063
Total weighted average Ordinary shares outstanding assuming dilution	303,904,367	302,628,228
Total weighted average Preference shares outstanding assuming dilution	3,987,014	3,985,064
Basic income per Ordinary share	0.74	1.22
Fully diluted income per Ordinary share	$ 0.73	$ 1.21

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 3,851	$ 2,692
Interest cost	6,760	6,492
Expected return on plan assets	(3,400)	(3,825)
Amortization of unrealized losses	6,392	4,373
Net periodic benefit costs	$ 13,603	$ 9,732

Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 551,402		$ 523,260
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	523,260
Dividends paid			271,733
Purchase (sale) of noncontrolling interests	(18,208)		59,787
Cash contributions from noncontrolling interests	13,545		26,428
Changes in fair value of noncontrolling interests	(26,312)		18,880
Net Income	260,083	393,694
Other comprehensive income (loss), net of tax	(52,581)	101,905
Noncontrolling interests subject to put provisions ending balance	551,402		523,260
Put provisions exercisable	227,699
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	410,491
Dividends paid	(28,287)		(114,536)
Purchase (sale) of noncontrolling interests	4,797		134,643
Cash contributions from noncontrolling interests	1,925		16,565
Changes in fair value of noncontrolling interests	26,312		(18,880)
Net Income	23,897		94,718
Other comprehensive income (loss), net of tax	(502)		259
Noncontrolling interests subject to put provisions ending balance			$ 410,491

Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 2,167,410	$ 1,984,243
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	1,055,056	923,625
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	106,931	99,742
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	914,397	857,306
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 91,026	$ 103,570

Commitments and Contingencies (Details) (Insurance Claims [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Insurance Claims [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual Carrying Value Current	$ 115,000

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 534,841	$ 688,040	$ 580,224	$ 457,292
Liabilities:
Short-term borrowings	119,985	117,850
Short-term borrowings from related parties	7,211	3,973
Noncontrolling interests subject to put provisions	551,402	523,260
Notional amount of foreign currency cash flow hedge derivatives	394,190	611,488
Notional amount of interest rate derivatives	1,210,841	1,574,667
Amount estimated to be transferred in the future from accumulated OCI into earnings	4,109
Reclassification from accumulated OCI into earnings, time estimate	12 months
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	32
Maximum remaining maturity of interest rate cash flow hedges	43
Derivative assets subject to master netting agreements	38,161	32,044
Derivative liabilities subject to master netting agreements	21,779	19,193
Derivative net assets subject to master netting agreements	28,868	20,773
Derivative net liabiltiies subject to master netting agreements	12,486	7,922
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	50,420	51,951
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,694,106	4,743,442
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	534,841	688,040
Accounts receivable	3,174,247	3,157,233
Liabilities:
Accounts Payable	625,278	745,644
Short-term borrowings	127,196	121,823
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	548,273	721,928
Senior Credit Agreement	2,631,038	2,659,340
Noncontrolling interests subject to put provisions	551,402	523,260
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	50,420	51,951
Carrying Reported Amount Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,694,106	4,743,442
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	534,841	688,040
Accounts receivable	3,174,247	3,157,233
Liabilities:
Accounts Payable	625,278	745,644
Short-term borrowings	127,196	121,823
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	548,273	721,928
Senior Credit Agreement	2,626,228	2,652,840
Noncontrolling interests subject to put provisions	551,402	523,260
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	52,267	54,574
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 5,281,712	$ 5,296,325

Financial Instruments (Details 1) (Significant Observable Inputs (Level 2), USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	$ 6,251	$ 8,781
Liabilities	(11,495)	(13,918)
Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	37,717	23,528
Liabilities	(13,485)	(19,360)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	6,180	7,839
Liabilities	(6,251)	(7,510)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	37,150	23,396
Liabilities	(11,956)	(19,068)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	71	942
Liabilities		(187)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	567	132
Liabilities	(1,529)	(292)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	$ (5,244)	$ (6,221)

Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 5,436	$ 2,649
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	10,461	(6,932)
Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	6,470	(15,797)
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	3,991	8,865
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(19,842)	18,988
Interest Income Expense [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	6,365	4,898
Interest Income Expense [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	416	741
Interest Income Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	1,966	5,229
Cost Of Sale [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(1,345)	(2,990)
Selling, General and Administrative Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ (21,808)	$ 13,759

Other Comprehensive Income - Rollforward (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance			$ (489,244)	$ (482,719)
Other Comprehensive Income Before Reclassifications	(60,157)	96,260
Other Comprehensive Income Reclassification	7,576	5,645
Other comprehensive income (loss), net of tax	(52,581)	101,905
Balance	(541,825)	(380,814)
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Balance			(138,341)	(136,221)
Other Comprehensive Income Before Reclassifications	8,031	(24,536)
Other Comprehensive Income Reclassification	3,639	2,986
Other comprehensive income (loss), net of tax	11,670	(21,550)
Balance	(126,671)	(157,771)
Accumulated Benefit Plans Adjustment[Member]
Balance			(179,423)	(111,215)
Other Comprehensive Income Reclassification	3,937	2,659
Other comprehensive income (loss), net of tax	3,937	2,659
Balance	(175,486)	(108,556)
Accumulated Translation Adjustments [Member]
Balance			(174,349)	(238,331)
Other Comprehensive Income Before Reclassifications	(66,206)	119,955
Other comprehensive income (loss), net of tax	(66,206)	119,955
Balance	(240,555)	(118,376)
Total, before non-controlling interests
Balance			(492,113)	(485,767)
Other Comprehensive Income Before Reclassifications	(58,175)	95,419
Other Comprehensive Income Reclassification	7,576	5,645
Other comprehensive income (loss), net of tax	(50,599)	101,064
Balance	(542,712)	(384,703)
Noncontrolling interests not subject to put provisions [Member]
Balance			2,869	3,048
Other Comprehensive Income Before Reclassifications	(1,982)	841
Other comprehensive income (loss), net of tax	(1,982)	841
Balance	$ 887	$ 3,889

Other Comprehensive Income - Reclassifications (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Other Comprehensive Income Derivatives Qualifying As Hedges Net Of Tax Period Increase Decrease Abstract
Interest rate contracts	$ 6,365	$ 4,898
Foreign exchange contracts cost of revenue	(1,345)	(2,990)
Foreign exchange contracts interest	416	741
Total before tax	5,436	2,649
Tax expense or benefit	(1,797)	337
Net of tax	3,639	2,986
Other Comprehensive Income Defined Benefit Plans Adjustment Net Of Tax Period Increase Decrease Abstract
Actuarial gains (losses) on defined benefit pension plans	6,392	4,373
Total before tax	6,392	4,373
Benefit plans tax expense	(2,455)	(1,714)
Benefit plans net of tax	3,937	2,659
Total reclassifications for the period	$ 7,576	$ 5,645

Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,463,921	$ 3,248,755
Segment depreciation and amortization	(156,353)	(143,374)
Operating income	493,313	502,966
Income from equity method investees	4,808	5,497
Segment assets	22,139,663		22,325,998
thereof investment in equity method investees	601,427		637,373
Capital expenditures, acquisitions and investments	219,571	1,827,220
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,455,902	3,240,674
Inter - segment revenue	1,075	3,452
Segment revenue	3,456,977	3,244,126
Segment depreciation and amortization	(125,413)	(114,943)
Operating income	552,660	542,745
Income from equity method investees	5,204	3,049
Capital expenditures, acquisitions and investments	195,034	1,799,467
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,287,250	2,104,584
Inter - segment revenue	1,075	3,452
Segment revenue	2,288,325	2,108,036
Segment depreciation and amortization	(80,160)	(72,016)
Operating income	368,853	347,833
Income from equity method investees	4,289	2,982
Capital expenditures, acquisitions and investments	112,332	1,760,581
Exclusion of non-cash acquisitions	6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,168,652	1,136,090
Segment revenue	1,168,652	1,136,090
Segment depreciation and amortization	(45,253)	(42,927)
Operating income	183,807	194,912
Income from equity method investees	915	67
Capital expenditures, acquisitions and investments	82,702	38,886
Exclusion of non-cash acquisitions	1,731	8,884
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	8,019	8,081
Inter - segment revenue	(1,075)	(3,452)
Segment revenue	6,944	4,629
Segment depreciation and amortization	(30,940)	(28,431)
Operating income	(59,347)	(39,779)
Income from equity method investees	(396)
Capital expenditures, acquisitions and investments	24,537	27,753
Exclusion of non-cash acquisitions		$ 2,125

Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Supplementary cash flow information:
Cash paid for interest	$ 165,596	$ 124,210
Cash paid for income taxes, net of tax refund	59,708	12,875
Cash inflow for income taxes from stock option exercises	522	583
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(69,485)	(2,345,375)
Liabilities assumed	3,334	299,947
Noncontrolling interest	4,527	130,000
Notes assumed in connection with acquisition	3,690	652
Noncontrolling Interest Subject To Put Provisions	6,294	53,900
Cash Paid	(51,640)	(1,860,876)
Less cash acquired in acquisition	2,530	159,277
Net cash paid for acquisitions	(49,110)	(1,701,599)
CashPaidForInvestments	(22,185)
Cash Paid For Intangible Assets	(919)	(1,203)
Cash Paid For Acquisitions And Investments Net Of Cash Acquired And Purchases Of Intangible Assets	$ (72,214)	$ (1,702,802)

Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Income
Net revenue	$ 3,463,921	$ 3,248,755
Cost of revenues	2,354,403	2,179,246
Gross profit	1,109,518	1,069,509
Selling, general and administrative	585,833	538,021
Research and development	30,372	28,522
Operating income	493,313	502,966
Other (income) expense:
Interest, net	104,229	98,880
Gain on the sale of dialysis clinics	(1,073)	(9,314)
Income before income taxes	389,084	530,771
Income tax expense	129,001	137,077
Net Income	260,083	393,694
(Loss) gain related to cash flow hedges	15,897	(4,283)
Actuarial gains (losses) on defined benefit pension plans	6,392	4,373
(Loss) gain related to foreign currency translation	(68,188)	120,796
Income tax (expense) benefit related to components of other comprehensive income	(6,682)	(18,981)
Less: Net income attributable to noncontrolling interests	34,584	23,196
Income attributable to the Company	225,499	370,498
Current assets:
Cash and cash equivalents	534,841	580,224	688,040	457,292
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	3,017,258		3,019,424
Accounts receivable from related parties	156,989		137,809
Inventories	1,076,566		1,036,809
Prepaid expenses and other current assets	915,544		937,761
Deferred tax asset, current	296,683		307,613
Total current assets	5,997,881		6,127,456
Property, plant and equipment, net	2,911,039		2,940,603
Intangible assets	690,348		710,116
Goodwill	11,439,985		11,421,889
Deferred tax asset, non-current	134,368		133,753
Total assets	22,139,663		22,325,998
Current liabilities:
Accounts payable	483,779		622,294
Accounts payable to related parties	141,499		123,350
Accrued expenses and other current liabilities	1,748,920		1,787,471
Short-term borrowings and other financial liabilities	119,985		117,850
Short Term Borrowings Due To Related Parties Current Acquisitions	7,211		3,973
Current portion of long-term debt and capital lease obligations	563,224		334,747
Income tax payable, current	204,184		150,003
Deferred tax liability, current	33,499		30,303
Total current liabilities	3,302,301		3,169,991
Total long-term debt less current maturities	7,304,310		7,785,740
Other liabilities	326,785		294,569
Pension liabilities	421,917		423,361
Income tax payable, non-current	199,505		201,642
Deferred tax liability, non-current	633,075		664,001
Total liabilities	12,244,196		12,595,478
Noncontrolling interests subject to put provisions	551,402		523,260
Company shareholders' equity	9,087,927		8,942,506
Noncontrolling interests not subject to put provisions	256,138		264,754
Total equity	9,344,065		9,207,260	8,061,017
Total liabilities and equity	22,139,663		22,325,998
Consolidated Statements of Comprehensive Income
Net Income	260,083	393,694
(Loss) gain related to cash flow hedges	15,897	(4,283)
Actuarial gains (losses) on defined benefit pension plans	6,392	4,373
(Loss) gain related to foreign currency translation	(68,188)	120,796
Income tax (expense) benefit related to components of other comprehensive income	(6,682)	(18,981)
Other comprehensive income (loss), net of tax	(52,581)	101,905
Total comprehensive income	207,502	495,599
Comprehensive income attributable to noncontrolling interests	(32,602)	(24,037)
Comprehensive income attributable to the Company	174,900	471,562
FMCH [Member]
Other (income) expense:
Income attributable to the Company	161,636
Issuers [Member] | FMCH [Member]
Other (income) expense:
Interest, net		31,069
Issuers [Member] | FMC US Finance [Member]
Consolidated Statements of Income
Selling, general and administrative		0
Operating income		0
Other (income) expense:
Interest, net	(1,697)	(1,706)
Income before income taxes	1,697	1,706
Income tax expense	616	639
Net Income	1,081	1,067
Income attributable to the Company	1,081	1,067
Current assets:
Cash and cash equivalents	0	0	1
Accounts receivable from related parties	1,251,999		1,269,471
Total current assets	1,251,999		1,269,472
Total assets	1,251,999		1,269,472
Current liabilities:
Accounts payable to related parties			0
Accrued expenses and other current liabilities	11,833		29,771
Income tax payable, current			0
Total current liabilities	11,833		29,771
Total long-term debt less current maturities	1,171,164		1,172,397
Income tax payable, non-current	2,729
Total liabilities	1,185,726		1,204,281
Company shareholders' equity	66,273		65,191
Total equity	66,273		65,191
Total liabilities and equity	1,251,999		1,269,472
Consolidated Statements of Comprehensive Income
Net Income	1,081	1,067
Total comprehensive income	1,081	1,067
Comprehensive income attributable to the Company	1,081	1,067
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative	6,423	(20,246)
Operating income	(6,423)	20,246
Other (income) expense:
Interest, net	46,193	45,657
Other, net	(263,397)	(437,325)
Income before income taxes	210,781	411,914
Income tax expense	(14,718)	41,416
Net Income	225,499	370,498
(Loss) gain related to cash flow hedges	12,864	(22,327)
Actuarial gains (losses) on defined benefit pension plans	32
(Loss) gain related to foreign currency translation	67,232	(3,253)
Income tax (expense) benefit related to components of other comprehensive income	(3,707)	8,141
Income attributable to the Company	225,499	370,498
Current assets:
Cash and cash equivalents	611	28	78	2
Accounts receivable from related parties	2,283,328		2,257,445
Prepaid expenses and other current assets	87,752		72,022
Deferred tax asset, current			0
Total current assets	2,371,691		2,329,545
Property, plant and equipment, net	547		611
Intangible assets	784		584
Deferred tax asset, non-current	61,770		51,111
Other assets	11,942,446		12,675,998
Total assets	14,377,238		15,057,849
Current liabilities:
Accounts payable	3,186		1,935
Accounts payable to related parties	1,524,365		2,234,205
Accrued expenses and other current liabilities	20,263		27,530
Short-term borrowings and other financial liabilities	37		38
Current portion of long-term debt and capital lease obligations	383,856		207,160
Income tax payable, current	99,739		130,636
Total current liabilities	2,033,329		2,603,126
Total long-term debt less current maturities	96,827		285,049
Long term borrowings from related parties	3,118,158		3,212,455
Other liabilities	6,195		6,696
Pension liabilities	8,396		7,753
Income tax payable, non-current	26,406		264
Total liabilities	5,289,311		6,115,343
Company shareholders' equity	9,087,927		8,942,506
Total equity	9,087,927		8,942,506
Total liabilities and equity	14,377,238		15,057,849
Consolidated Statements of Comprehensive Income
Net Income	225,499	370,498
(Loss) gain related to cash flow hedges	12,864	(22,327)
Actuarial gains (losses) on defined benefit pension plans	32
(Loss) gain related to foreign currency translation	67,232	(3,253)
Income tax (expense) benefit related to components of other comprehensive income	(3,707)	8,141
Other comprehensive income (loss), net of tax	76,421	(17,431)
Total comprehensive income	301,920	353,067
Comprehensive income attributable to the Company	301,920	353,067
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue	495,497	461,804
Cost of revenues	335,779	286,678
Gross profit	159,718	175,126
Selling, general and administrative	49,086	53,688
Research and development	17,969	17,375
Operating income	92,663	104,063
Other (income) expense:
Interest, net	2,251	1,005
Other, net	96,047	67,879
Income before income taxes	(5,635)	35,179
Income tax expense	6,076	29,953
Net Income	(11,711)	5,226
(Loss) gain related to cash flow hedges	0	(9)
Actuarial gains (losses) on defined benefit pension plans	637
(Loss) gain related to foreign currency translation	(22,010)	6,346
Income tax (expense) benefit related to components of other comprehensive income	(186)	(24)
Income attributable to the Company	(11,711)	5,226
Current assets:
Cash and cash equivalents	57	351	501	144
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	180,945		170,627
Accounts receivable from related parties	1,532,617		1,449,317
Inventories	275,156		271,039
Prepaid expenses and other current assets	36,467		27,693
Total current assets	2,025,242		1,919,177
Property, plant and equipment, net	201,073		206,873
Intangible assets	66,860		67,874
Goodwill	53,231		54,848
Deferred tax asset, non-current	9,380		10,123
Other assets	28,519		650,255
Total assets	2,384,305		2,909,150
Current liabilities:
Accounts payable	29,491		41,114
Accounts payable to related parties	626,906		491,525
Accrued expenses and other current liabilities	122,915		102,728
Deferred tax liability, current	10,135		8,126
Total current liabilities	789,447		643,493
Long term borrowings from related parties	642,517		657,284
Other liabilities	13,218		12,679
Pension liabilities	200,234		202,219
Total liabilities	1,645,416		1,515,675
Company shareholders' equity	738,889		1,393,475
Total equity	738,889		1,393,475
Total liabilities and equity	2,384,305		2,909,150
Consolidated Statements of Comprehensive Income
Net Income	(11,711)	5,226
(Loss) gain related to cash flow hedges	0	(9)
Actuarial gains (losses) on defined benefit pension plans	637
(Loss) gain related to foreign currency translation	(22,010)	6,346
Income tax (expense) benefit related to components of other comprehensive income	(186)	(24)
Other comprehensive income (loss), net of tax	(21,559)	6,407
Total comprehensive income	(33,270)	11,633
Comprehensive income attributable to the Company	(33,270)	11,633
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative	(7,180)	(38,375)
Operating income	7,180	38,375
Other (income) expense:
Interest, net	40,298
Other, net	(181,689)	(292,855)
Income before income taxes	148,571	300,161
Income tax expense	(13,065)	2,882
Net Income	161,636	297,279
(Loss) gain related to cash flow hedges	0	11,725
Actuarial gains (losses) on defined benefit pension plans	5,668	4,268
Income tax (expense) benefit related to components of other comprehensive income	(2,236)	(6,310)
Income attributable to the Company		297,279
Current assets:
Accounts receivable from related parties	1,661,816		3,562,953
Prepaid expenses and other current assets	117		167
Total current assets	1,661,933		3,563,120
Other assets	11,853,232		11,766,104
Total assets	13,515,165		15,329,224
Current liabilities:
Accounts payable to related parties	1,567,623		1,598,852
Accrued expenses and other current liabilities	2,236		3,157
Current portion of long-term debt and capital lease obligations	150,000		100,000
Total current liabilities	1,719,859		1,702,009
Total long-term debt less current maturities			2,559,340
Long term borrowings from related parties	1,972,428		2,019,925
Other liabilities			110,637
Total liabilities	6,283,643		6,391,911
Company shareholders' equity	7,231,522		8,937,313
Total equity	7,231,522		8,937,313
Total liabilities and equity	13,515,165		15,329,224
Consolidated Statements of Comprehensive Income
Net Income	161,636	297,279
(Loss) gain related to cash flow hedges	0	11,725
Actuarial gains (losses) on defined benefit pension plans	5,668	4,268
Income tax (expense) benefit related to components of other comprehensive income	(2,236)	(6,310)
Other comprehensive income (loss), net of tax	3,432	9,683
Total comprehensive income	165,068	306,962
Comprehensive income attributable to the Company	165,068	306,962
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue	3,758,626	3,499,979
Cost of revenues	2,796,879	2,602,115
Gross profit	961,747	897,864
Selling, general and administrative	511,647	505,891
Research and development	12,572	11,147
Operating income	437,528	380,826
Other (income) expense:
Interest, net	17,184	22,855
Gain on the sale of dialysis clinics	0
Income before income taxes	420,344	484,656
Income tax expense	116,077	142,348
Net Income	304,267	342,308
(Loss) gain related to cash flow hedges	3,033	6,328
Actuarial gains (losses) on defined benefit pension plans	55	3
(Loss) gain related to foreign currency translation	(115,706)	121,307
Income tax (expense) benefit related to components of other comprehensive income	(553)	(20,788)
Income attributable to the Company	304,267	342,308
Current assets:
Cash and cash equivalents	533,251	579,845	686,457	457,146
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	2,836,244		2,848,797
Accounts receivable from related parties	3,811,898		4,398,630
Inventories	934,432		885,613
Prepaid expenses and other current assets	790,996		837,152
Deferred tax asset, current	295,600		311,280
Total current assets	9,202,421		9,967,929
Property, plant and equipment, net	2,827,545		2,856,000
Intangible assets	622,755		641,714
Goodwill	11,386,754		11,367,041
Deferred tax asset, non-current	125,182		131,452
Other assets	(4,651,982)		(4,751,531)
Total assets	19,512,675		20,212,605
Current liabilities:
Accounts payable	451,102		579,245
Accounts payable to related parties	6,870,126		8,663,240
Accrued expenses and other current liabilities	1,581,726		1,611,997
Short-term borrowings and other financial liabilities	119,948		117,812
Short Term Borrowings Due To Related Parties Current Acquisitions	7,211		3,973
Current portion of long-term debt and capital lease obligations	29,368		27,587
Income tax payable, current	90,563		19,367
Deferred tax liability, current	62,910		61,774
Total current liabilities	9,212,954		11,084,995
Total long-term debt less current maturities	6,716,236		7,020,190
Long term borrowings from related parties	63,997		64,530
Other liabilities	164,694		130,634
Pension liabilities	213,287		213,389
Income tax payable, non-current	43,548		52,684
Deferred tax liability, non-current	657,626		685,158
Total liabilities	17,072,342		19,251,580
Noncontrolling interests subject to put provisions	551,402		523,260
Company shareholders' equity	1,632,793		173,011
Noncontrolling interests not subject to put provisions	256,138		264,754
Total equity	1,888,931		437,765
Total liabilities and equity	19,512,675		20,212,605
Consolidated Statements of Comprehensive Income
Net Income	304,267	342,308
(Loss) gain related to cash flow hedges	3,033	6,328
Actuarial gains (losses) on defined benefit pension plans	55	3
(Loss) gain related to foreign currency translation	(115,706)	121,307
Income tax (expense) benefit related to components of other comprehensive income	(553)	(20,788)
Other comprehensive income (loss), net of tax	(113,171)	106,850
Total comprehensive income	191,096	449,158
Comprehensive income attributable to the Company	191,096	449,158
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	(790,202)	(713,028)
Cost of revenues	(778,255)	(709,547)
Gross profit	(11,947)	(3,481)
Selling, general and administrative	25,857	37,063
Operating income	(37,635)	(40,544)
Other (income) expense:
Interest, net	0	0
Other, net	349,039	662,301
Income before income taxes	(386,674)	(702,845)
Income tax expense	34,015	(80,161)
Net Income	(420,689)	(622,684)
(Loss) gain related to foreign currency translation	2,296	(3,604)
Less: Net income attributable to noncontrolling interests	34,584	23,196
Income attributable to the Company	(455,273)	(645,880)
Current assets:
Cash and cash equivalents	922			0
Accounts receivable from related parties	(10,384,669)		(12,800,007)
Inventories	(133,022)		(119,843)
Prepaid expenses and other current assets	212		727
Deferred tax asset, current	1,083		(3,667)
Total current assets	(10,515,405)		(12,921,787)
Property, plant and equipment, net	(118,126)		(122,881)
Deferred tax asset, non-current	(61,964)		(58,933)
Other assets	(18,206,173)		(19,348,645)
Total assets	(28,901,719)		(32,452,302)
Current liabilities:
Accounts payable to related parties	(10,447,521)		(12,864,472)
Accrued expenses and other current liabilities	9,947		12,288
Short Term Borrowings Due To Related Parties Current Acquisitions	0		0
Income tax payable, current	13,882
Deferred tax liability, current	(41,429)		(41,219)
Total current liabilities	(10,465,121)		(12,893,403)
Total long-term debt less current maturities	(3,160,955)		(3,251,236)
Long term borrowings from related parties	(5,740,797)		(5,898,020)
Other liabilities	32,360		33,923
Income tax payable, non-current	126,822		146,581
Deferred tax liability, non-current	(24,551)		(21,157)
Total liabilities	(19,232,242)		(21,883,312)
Company shareholders' equity	(9,669,477)		(10,568,990)
Total equity	(9,669,477)		(10,568,990)
Total liabilities and equity	(28,901,719)		(32,452,302)
Consolidated Statements of Comprehensive Income
Net Income	(420,689)	(622,684)
(Loss) gain related to foreign currency translation	2,296	(3,604)
Other comprehensive income (loss), net of tax	2,296	(3,604)
Total comprehensive income	(418,393)	(626,288)
Comprehensive income attributable to noncontrolling interests	(32,602)	(24,037)
Comprehensive income attributable to the Company	$ (450,995)	$ (650,325)

Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating Activities:
Net Income	$ 260,083	$ 393,694
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	156,353	143,374
Change in deferred taxes, net	(25,963)	27,838
(Gain) loss on sale of fixed assets and investments	328	(8,749)
Stock Option Compensation Expense	6,220	6,546
Cash outflow from hedging		(15,578)
Investment gain	0	(126,685)
Dividend income from equity method investees	18,582	32,425
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(40,702)	(104,401)
Inventories, net	(56,173)	(28,852)
Prepaid expenses, other current and non-current assets	35,587	138,932
Accounts receivable from/payable to related parties	(1,475)	(26,118)
Accounts payable, accrued expenses and other current and non-current liabilities	(99,671)	30,552
Income tax payable	62,249	18,199
Net cash provided by (used in) operating activities	315,418	481,177
Investing Activities:
Purchases of property, plant and equipment	(147,357)	(124,418)
Proceeds from sale of property, plant and equipment	1,327	1,849
Disbursements of loans to related parties	0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(72,214)	(1,702,802)
Proceeds from divestitures	1,036	176,721
Net cash (used in) provided by investing activities	(217,208)	(1,648,650)
Financing Activities:
Short-term borrowings, net	7,039	(23,197)
Long-term debt and capital lease obligations, net	(32,317)	1,663,175
Increase (decrease) of accounts receivable securitization program	(162,000)	(333,250)
Proceeds from exercise of stock options	4,635	4,354
Capital (decrease) increase	0	0
Distributions to noncontrolling interests	(72,619)	(32,366)
Contributions from noncontrolling interests	8,795	5,350
Net cash (used in) provided by financing activities	(246,467)	1,284,066
Effect of exchange rate changes on cash and cash equivalents	(4,942)	6,339
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(153,199)	122,932
Cash and cash equivalents at beginning of period	688,040	457,292
Cash and cash equivalents at end of period	534,841	580,224
Issuers [Member]
Changes in assets and liabilities, net of amounts from businesses acquired:
Net cash provided by (used in) operating activities	2,971
Issuers [Member] | Total FMC-AG and Co. KGaA [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions		(313,741)
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income	1,081	1,067
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties	8,547	4,829
Accounts payable, accrued expenses and other current and non-current liabilities		(7,273)
Income tax payable	616	639
Net cash provided by (used in) operating activities		(738)
Financing Activities:
Long-term debt and capital lease obligations, net	(2,972)	738
Capital (decrease) increase		0
Net cash (used in) provided by financing activities	(2,972)	738
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents		0
Cash and cash equivalents at beginning of period	1
Cash and cash equivalents at end of period	0	0
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income	225,499	370,498
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(117,240)
Depreciation and amortization	169	85
Change in deferred taxes, net	(14,876)	9,671
(Gain) loss on sale of fixed assets and investments	(12)
Cash outflow from hedging	(6,220)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(19,210)	139,972
Accounts receivable from/payable to related parties	(76,649)	(244,469)
Accounts payable, accrued expenses and other current and non-current liabilities	3,603	3,778
Income tax payable	(923)	(5,634)
Net cash provided by (used in) operating activities	29,397	3,863
Investing Activities:
Purchases of property, plant and equipment	(14)	(153)
Proceeds from sale of property, plant and equipment	17
Disbursements of loans to related parties	(22,515)	(15,680)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(23,152)	(1,637,673)
Proceeds from divestitures	0
Net cash (used in) provided by investing activities	(45,664)	(1,653,473)
Financing Activities:
Short-term borrowings, net	4,226	(13,837)
Long-term debt and capital lease obligations, net	0	1,668,422
Proceeds from exercise of stock options	4,113	3,771
Net cash (used in) provided by financing activities	8,339	1,658,356
Effect of exchange rate changes on cash and cash equivalents	8,461	(8,720)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	533	26
Cash and cash equivalents at beginning of period	78	2
Cash and cash equivalents at end of period	611	28
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income	(11,711)	5,226
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	12,184	11,692
Change in deferred taxes, net	2,705	1,852
(Gain) loss on sale of fixed assets and investments	(115)	92
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(15,829)	(2,162)
Inventories, net	(12,488)	(30,891)
Prepaid expenses, other current and non-current assets	(9,435)	(18,058)
Accounts receivable from/payable to related parties	52,601	12,092
Accounts payable, accrued expenses and other current and non-current liabilities	19,261	31,404
Net cash provided by (used in) operating activities	37,173	11,247
Investing Activities:
Purchases of property, plant and equipment	(13,577)	(10,412)
Proceeds from sale of property, plant and equipment	180	0
Disbursements of loans to related parties	0	46
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,424)	(183)
Net cash (used in) provided by investing activities	(14,821)	(10,549)
Financing Activities:
Short-term borrowings, net	(22,794)	(498)
Net cash (used in) provided by financing activities	(22,794)	(498)
Effect of exchange rate changes on cash and cash equivalents	(2)	7
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(444)	207
Cash and cash equivalents at beginning of period	501	144
Cash and cash equivalents at end of period	57	351
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income	161,636	297,279
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(181,689)	(292,855)
Depreciation and amortization		0
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(6,047)	(35,608)
Accounts receivable from/payable to related parties	28,490	(8,660)
Accounts payable, accrued expenses and other current and non-current liabilities	(921)	658
Income tax payable	(13,065)	2,882
Net cash provided by (used in) operating activities	(11,596)	(36,304)
Investing Activities:
Disbursements of loans to related parties	83,644	53,715
Net cash (used in) provided by investing activities	83,644	53,715
Financing Activities:
Short-term borrowings, net		50,000
Long-term debt and capital lease obligations, net	1,659,914	(67,411)
Capital (decrease) increase		0
Net cash (used in) provided by financing activities	(72,048)	(17,411)
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income	304,267	342,308
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	151,774	138,709
Change in deferred taxes, net	(7,422)	16,810
(Gain) loss on sale of fixed assets and investments	455	(8,808)
Cash outflow from hedging	0	4,765
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(24,873)	(102,239)
Inventories, net	(59,019)	(871)
Prepaid expenses, other current and non-current assets	70,411	52,450
Accounts receivable from/payable to related parties	(80,161)	206,929
Accounts payable, accrued expenses and other current and non-current liabilities	(115,523)	2,327
Income tax payable	50,431	47,874
Net cash provided by (used in) operating activities	286,106	548,461
Investing Activities:
Purchases of property, plant and equipment	(139,502)	(122,015)
Proceeds from sale of property, plant and equipment	1,130	1,816
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(69,095)	(1,702,618)
Proceeds from divestitures	1,036
Net cash (used in) provided by investing activities	(206,431)	(2,733,227)
Financing Activities:
Short-term borrowings, net	25,607	(58,862)
Long-term debt and capital lease obligations, net	(1,750,388)	1,110,476
Increase (decrease) of accounts receivable securitization program	1,569,962	(333,250)
Proceeds from exercise of stock options	522	583
Capital (decrease) increase	(1,359)	1,600,482
Distributions to noncontrolling interests	(72,619)	(32,366)
Contributions from noncontrolling interests	8,795	5,350
Net cash (used in) provided by financing activities	(219,480)	2,292,413
Effect of exchange rate changes on cash and cash equivalents	(13,401)	15,052
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(153,206)	122,699
Cash and cash equivalents at beginning of period	686,457	457,146
Cash and cash equivalents at end of period	533,251	579,845
Combining Adjustment [Member]
Operating Activities:
Net Income	(420,689)	(622,684)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	298,929	606,596
Depreciation and amortization	(7,774)	(7,112)
Change in deferred taxes, net	(6,370)	(495)
Changes in assets and liabilities, net of amounts from businesses acquired:
Inventories, net	15,334	2,910
Prepaid expenses, other current and non-current assets	(132)	176
Accounts receivable from/payable to related parties	65,697	3,161
Accounts payable, accrued expenses and other current and non-current liabilities	1,182	(342)
Income tax payable	25,190	(27,562)
Net cash provided by (used in) operating activities	(28,633)	(45,352)
Investing Activities:
Purchases of property, plant and equipment	5,736	8,162
Disbursements of loans to related parties	(61,129)	1,049,050
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	21,457	1,637,672
Proceeds from divestitures	0
Net cash (used in) provided by investing activities	(33,936)	2,694,884
Financing Activities:
Long-term debt and capital lease obligations, net	61,129	(1,049,050)
Capital (decrease) increase	1,359	(1,600,482)
Net cash (used in) provided by financing activities	62,488	(2,649,532)
Effect of exchange rate changes on cash and cash equivalents		0
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(81)	0
Cash and cash equivalents at beginning of period		0
Cash and cash equivalents at end of period	$ 922